UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

June 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Tax-Managed Emerging Markets Fund

Annual Report

June 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report June 30, 2016

Parametric Tax-Managed Emerging Markets Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	37

Federal Tax Information	38

Board of Trustees’ Contract Approval	39

Management and Organization	42

Important Notices	45

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period ended June 30, 2016, emerging-market equities were generally characterized by dramatic volatility, fed by country-specific themes such as political unrest, fiscal challenges and unstable currency values.

The 12-month period started with investors pessimistic about the emerging-market asset class as a whole. This was partially due to Brazil’s market experiencing a sharp decline in government corruption scandals, China’s strong run from the first half of 2015 reversing over July and August, and Greece’s confrontation with Europe resulting in its markets being closed for an extended period. The remainder of 2015 was punishing to the asset class, as the continuing decline in commodity prices and growing concerns about the economic slowdown in China negatively impacted a large number of emerging economies. These worries continued to dominate market activity until mid-February 2016, when market sentiment improved on an upswing in commodity prices and a decision by the U.S. Federal Reserve (the Fed) to delay its planned interest-rate hikes.

The remainder of the 12-month period was generally positive, with major Index constituent Brazil leading the rally amid a resolution to the political turmoil of the past year and signs that the Brazilian economy was on the mend. South Africa and Russia also delivered double-digit gains on the back of rising commodity prices. The period ended with the surprise outcome of the Brexit vote, which initially drove many investors to sell riskier assets. However, the sell-off was short-lived, as most investors believed Brexit-related uncertainty would further delay any near-term rate increases by the Fed.

Frontier markets (as measured by the MSCI Frontier Markets Index2) generally delivered similar returns as emerging markets (as measured by the MSCI Emerging Markets Index). Country returns in the frontier markets were wide-ranging. Oil exporters such as Kazakhstan and Nigeria dropped significantly, while countries with improving prospects (e.g., Pakistan and Argentina) saw more modest losses or even gains.

Fund Performance

For the 12-month period ended June 30, 2016, Parametric Tax-Managed Emerging Markets Fund (the Fund) had a total return of –8.64% for Institutional Class shares at net asset value (NAV), outperforming the Fund’s benchmark, the MSCI

Emerging Markets Index (the Index), which had a total return of –12.05% for the same period.

The largest contributor to relative Fund performance versus the Index was the Fund’s underweight position in China, whose equity market fell on reduced trade flows, slowing economic growth and worries about further currency devaluations. In addition, the Fund’s overweight position in Hungary was a large contributor to relative Fund performance, as Hungary’s economy grew in response to a series of wide-ranging political reforms. Finally, the Fund’s overweight position in Russia benefited relative Fund performance versus the Index, as Russia’s market continued to rebound from its collapse in 2014.

The largest detractor from the Fund’s relative performance versus the Index was its underweight position in Korea, whose equity market outperformed the broader Index amid healthy demand from the developed world for its technology exports. The Fund’s overweights in Kazakhstan and Nigeria also hurt relative Fund performance versus the Index, as both of these energy exporters experienced capital flight due to the decline in energy prices. Finally, the Fund’s underweight position in Taiwan also hampered relative Fund performance versus the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Performance2,3

Portfolio Managers Thomas C. Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Institutional Class at NAV	06/30/1998	06/30/1998	–8.64%	–2.51%	4.81%
Institutional Class at NAV with redemption fee	—	—	–10.43	–2.87	4.64
MSCI Emerging Markets Index	—	—	–12.05%	–3.78%	3.54%

% After-Tax Returns with Redemption Fee	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Institutional Class After Taxes on Distributions	06/30/1998	06/30/1998	–10.63%	–3.06%	4.43%
Institutional Class After Taxes on Distributions and Sale of Fund Shares	—	—	–5.35	–1.91	3.98

% Total Annual Operating Expense Ratio[4]					Institutional Class
					0.95%

Growth of $50,000

This graph shows the change in value of a hypothetical investment of $50,000 in Institutional Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Fund Profile

Sector Allocation (% of net assets)5

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)5

China Mobile, Ltd.	0.9%

Sberbank of Russia PJSC	0.9

Naspers, Ltd., Class N	0.8

America Movil SAB de CV, Series L	0.8

MTN Group, Ltd.	0.7

Gazprom PJSC ADR	0.7

Cielo SA	0.7

Taiwan Semiconductor Manufacturing Co., Ltd.	0.6

Telekomunikasi Indonesia Tbk PT	0.6

Grupo Televisa SAB, Series CPO	0.6

Total	7.3%

See Endnotes and Additional Disclosures in this report.

4

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI Frontier Markets Index is an unmanaged index that measures the performance of stock markets with less-developed economies and financial markets than emerging markets, and that typically have more restrictions on foreign stock ownership. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Institutional Class shares are offered at net asset value (NAV). Institutional Class shares are subject to a 2% redemption fee at the time of exchange or redemption. Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

   Important Notice to Shareholders

Effective September 1, 2016, Parametric Tax-Managed Emerging Markets Fund is eliminating the redemption fee applicable to redemptions and exchanges of its shares. Redemptions and exchanges of Fund shares occurring on or after September 1, 2016 will not be subject to a redemption fee. Fund shares that are redeemed or exchanged prior to September 1, 2016 will continue to be subject to the redemption fee as described in the Prospectus.

5

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 – June 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period* (1/1/16 – 6/30/16)	Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$1,088.70	$4.93	0.95%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.10	$4.77	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2015.

6

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Portfolio of Investments

Common Stocks — 98.6%

Security	Shares	Value

Argentina — 0.7%
Adecoagro SA(1)	128,000	$1,404,160
Arcos Dorados Holdings, Inc., Class A(1)	500,800	2,388,816
Banco Macro SA, Class B	130,676	973,664
Banco Macro SA, Class B ADR	300	22,266
Cresud SA ADR(1)	18,460	260,840
Grupo Financiero Galicia SA, Class B ADR	44,000	1,343,760
IRSA Inversiones y Representaciones SA(1)	119,544	198,644
Ledesma SAAI	259,501	274,248
MercadoLibre, Inc.	25,900	3,643,353
Molinos Rio de la Plata SA, Class B	93,310	517,872
Pampa Energia SA ADR(1)	120,400	3,291,736
Petrobras Argentina SA ADR	86,719	544,595
Siderar SAIC	2,005,200	995,603
Telecom Argentina SA ADR	96,500	1,768,845
Telecom Argentina SA, Class B	229,824	857,735
Transportadora de Gas del Sur SA	252,923	334,541
YPF SA ADR	101,600	1,950,720

		$20,771,398

Bahrain — 0.7%
Ahli United Bank BSC	16,821,512	$10,604,687
Al Salam Bank-Bahrain BSC	21,545,754	5,303,360
GFH Financial Group BSC(1)	10,441,939	2,323,021
Ithmaar Bank BSC(1)	16,428,969	1,939,250

		$20,170,318

Bangladesh — 0.7%
Aftab Automobiles, Ltd.	378,354	$237,006
Al-Arafah Islami Bank, Ltd.	688,493	116,958
Bangladesh Export Import Co., Ltd.(1)	4,605,129	1,410,506
BBVA Banco Frances SA	76,594	531,754
Beximco Pharmaceuticals, Ltd.	522,666	559,485
British American Tobacco Bangladesh Co., Ltd.	27,950	966,377
BSRM Steels, Ltd.	1,250,000	1,463,814
City Bank, Ltd. (The)	889,331	277,687
Grameenphone, Ltd.	656,933	2,127,377
Heidelberger Cement Bangladesh, Ltd.	103,700	690,323
Islami Bank Bangladesh, Ltd.	1,587,087	597,109
Jamuna Oil Co., Ltd.	212,850	491,783
Khulna Power Co., Ltd.	614,695	507,456
Lankabangla Finance, Ltd.	594,464	214,385
Malek Spinning Mills, Ltd.	1,020,000	213,677
Meghna Petroleum, Ltd.	210,100	463,115
National Bank, Ltd.(1)	4,384,609	453,135

Security	Shares	Value

Bangladesh (continued)
Olympic Industries, Ltd.	334,530	$1,479,302
Padma Oil Co., Ltd.	175,100	415,392
People’s Leasing and Financial Services, Ltd.(1)	665,379	73,865
Pubali Bank, Ltd.	1,779,933	455,214
Social Islami Bank, Ltd.	2,576,175	431,479
Southeast Bank, Ltd.	1,909,500	387,345
Square Pharmaceuticals, Ltd.	515,155	1,749,830
Summit Power, Ltd.	1,464,390	633,448
Titas Gas Transmission & Distribution Co., Ltd.	1,570,295	969,752
United Airways Bangladesh, Ltd.(1)	7,278,815	603,061
United Commercial Bank, Ltd.	1,270,726	272,170

		$18,792,805

Botswana — 0.4%
Barclays Bank of Botswana, Ltd.	1,308,506	$556,741
Botswana Insurance Holdings, Ltd.	801,726	1,223,573
First National Bank of Botswana, Ltd.	7,511,600	2,308,828
Letshego Holdings, Ltd.	16,310,999	3,722,143
Sechaba Breweries Holdings, Ltd.	1,086,400	2,867,448
Sefalana Holding Co.	991,000	1,210,940
Standard Chartered Bank Botswana, Ltd.	850,790	633,320

		$12,522,993

Brazil — 6.6%
AMBEV SA	1,736,625	$10,298,760
B2W Cia Digital(1)	263,000	769,604
Banco Bradesco SA ADR, PFC Shares	195,814	1,529,307
Banco Bradesco SA, PFC Shares	1,105,274	8,663,823
Banco do Brasil SA	312,199	1,669,700
Bombril SA, PFC Shares(1)	39,000	19,183
Braskem SA, PFC Shares	301,200	1,785,278
BRF SA	289,766	4,070,958
BRF SA ADR	25,600	356,608
CCR SA	887,700	4,642,580
Centrais Eletricas Brasileiras SA, PFC Shares	468,682	2,569,340
CETIP SA - Mercados Organizados	155,700	2,122,499
Cia Brasileira de Distribuicao ADR, PFC Shares	14,300	208,065
Cia Brasileira de Distribuicao, PFC Shares	43,256	628,985
Cia de Saneamento Basico do Estado de Sao Paulo	125,400	1,135,209
Cia de Saneamento Basico do Estado de Sao Paulo ADR	127,400	1,141,504
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	65,463	1,273,679
Cia Energetica de Minas Gerais SA, PFC Shares	662,453	1,501,310
Cia Energetica de Sao Paulo, Class B, PFC Shares	91,500	338,963
Cia Hering	155,800	719,756

7	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Portfolio of Investments — continued

Security	Shares	Value

Brazil (continued)
Cia Paranaense de Energia, PFC Shares	134,100	$1,219,812
Cia Siderurgica Nacional SA(1)	147,100	358,099
Cia Siderurgica Nacional SA ADR(1)	62,200	152,390
Cielo SA	1,825,032	19,237,177
Contax Participacoes SA, PFC Shares	1,510	3,023
Cosan SA Industria e Comercio	137,900	1,429,956
CPFL Energia SA	659,191	4,225,241
Cyrela Brazil Realty SA Empreendimentos e Participacoes	115,024	368,458
Duratex SA	335,583	887,979
EcoRodovias Infraestrutura e Logistica SA	146,900	383,221
EDP-Energias do Brasil SA	418,300	1,773,572
Eletropaulo Metropolitana SA, Class B, PFC Shares	205,868	541,539
Embraer SA	974,432	5,308,520
Embraer SA ADR	26,152	568,021
Equatorial Energia SA	260,300	3,942,221
Estacio Participacoes SA	275,300	1,453,503
Even Construtora e Incorporadora SA	652,400	779,882
Ez Tec Empreendimentos e Participacoes SA	143,494	714,723
Fibria Celulose SA	24,585	164,778
Fibria Celulose SA ADR	54,900	371,124
Gafisa SA	845,200	539,383
Gerdau SA ADR	170,900	311,038
Gerdau SA, PFC Shares	227,900	417,872
Gol Linhas Aereas Inteligentes SA, PFC Shares	242,400	260,337
Hypermarcas SA	88,100	640,119
Itau Unibanco Holding SA ADR, PFC Shares	149,976	1,415,773
Itau Unibanco Holding SA, PFC Shares	963,305	9,086,369
Itausa-Investimentos Itau SA, PFC Shares	2,472,022	5,840,876
JBS SA	444,227	1,382,894
Klabin SA	255,400	1,225,996
Klabin SA, PFC Shares	981,500	705,807
Kroton Educacional SA	1,111,932	4,707,616
Light SA	123,900	434,689
Localiza Rent a Car SA	295,025	3,168,559
Lojas Americanas SA, PFC Shares	965,090	4,831,008
Lojas Renner SA	575,500	4,244,185
Marcopolo SA, PFC Shares(1)	786,900	587,915
MRV Engenharia e Participacoes SA	553,800	1,863,642
Multiplus SA	91,200	1,026,330
Natura Cosmeticos SA	82,900	658,080
Odontoprev SA	579,500	2,401,129
Oi SA ADR(1)	315,800	115,267
Oi SA, PFC Shares(1)	888,684	365,179
PDG Realty SA Empreendimentos e Participacoes(1)	26,432	20,324
Petroleo Brasileiro SA(1)	275,200	986,070

Security	Shares	Value

Brazil (continued)
Petroleo Brasileiro SA ADR(1)	187,400	$1,088,794
Petroleo Brasileiro SA, PFC Shares(1)	2,589,800	7,594,532
Prumo Logistica SA(1)	82,880	164,867
Qualicorp SA	577,500	3,345,664
Randon SA Implementos e Participacoes, PFC Shares	198,512	200,842
Rumo Logistica Operadora Multimodal SA(1)	6,160	9,396
Suzano Papel e Celulose SA, PFC Shares	371,100	1,308,895
Telefonica Brasil SA ADR	298,900	4,065,040
Telefonica Brasil SA, PFC Shares	214,905	2,943,629
Tim Participacoes SA	1,725,444	3,674,015
Totvs SA	238,900	2,271,272
Tractebel Energia SA	222,400	2,652,350
Transmissora Alianca de Energia Electrica SA	166,500	995,175
Ultrapar Participacoes SA	333,048	7,372,613
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	226,900	139,150
Vale SA ADR, PFC Shares	337,600	1,353,776
Vale SA, PFC Shares	1,863,092	7,557,230
Weg SA	903,920	3,866,345

		$187,168,392

Bulgaria — 0.1%
Albena Invest Holding PLC	19,550	$89,107
Bulgartabak Holding	3,450	63,908
CB First Investment Bank AD(1)	54,000	70,945
Chimimport AD(1)	825,588	594,289
Corporate Commercial Bank AD(1)(2)	19,900	0
Industrial Holding Bulgaria PLC(1)	576,865	276,147
Petrol AD(1)	76,205	14,340
Sopharma AD	303,500	449,732

		$1,558,468

Chile — 3.0%
AES Gener SA	1,713,702	$839,303
Aguas Andinas SA, Series A	2,872,891	1,649,403
Almendral SA	7,092,000	433,958
Antarchile SA, Series A	114,800	1,049,352
Banco de Chile	33,756,375	3,609,860
Banco de Chile ADR	3,854	247,196
Banco de Credito e Inversiones	59,355	2,572,835
Banco Santander Chile ADR	118,249	2,290,483
Banmedica SA	286,194	518,879
Besalco SA	823,600	290,081
Cap SA	186,746	637,652
Cencosud SA	2,448,892	6,978,810
Cia Cervecerias Unidas SA ADR	119,300	2,784,462

8	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Portfolio of Investments — continued

Security	Shares	Value

Chile (continued)
Cia Sud Americana de Vapores SA(1)	10,829,733	$217,454
Colbun SA	5,553,984	1,345,040
Embotelladora Andina SA, Series A ADR	25,100	482,673
Embotelladora Andina SA, Series A, PFC Shares	202,478	642,423
Embotelladora Andina SA, Series B ADR	49,672	1,053,046
Empresa Nacional de Electricidad SA ADR	67,659	1,876,184
Empresa Nacional de Telecomunicaciones SA	323,187	2,929,741
Empresas CMPC SA	2,309,849	4,784,943
Empresas COPEC SA	1,098,567	9,626,725
Endesa Americas SA ADR	67,659	930,988
Enersis Americas SA	4,683,503	802,714
Enersis Americas SA ADR	140,171	1,202,667
Enersis Chile SA	4,683,503	551,937
Enersis Chile SA ADR	140,171	817,197
Engie Energia Chile SA	253,400	430,708
Forus SA	64,662	195,390
Inversiones Aguas Metropolitanas SA	613,640	977,188
Itau CorpBanca	145,664,426	1,236,621
Latam Airlines Group SA(1)	211,093	1,396,921
Latam Airlines Group SA ADR(1)	300,348	1,982,297
Masisa SA	5,792,050	194,884
Parque Arauco SA	818,312	1,653,006
Quinenco SA	490,001	951,314
Ripley Corp. SA	1,626,000	808,240
SACI Falabella	1,438,742	10,951,286
Salfacorp SA	1,303,900	811,644
Sigdo Koppers SA	879,641	1,129,662
Sociedad Matriz SAAM SA	6,677,681	494,363
Sociedad Quimica y Minera de Chile SA ADR	196,100	4,847,592
Sociedad Quimica y Minera de Chile SA, Series A	20,950	560,249
Sonda SA	2,937,360	5,347,715
Vina Concha y Toro SA	146,373	231,101
Vina Concha y Toro SA ADR	26,701	847,490

		$86,213,677

China — 8.2%
Agile Property Holdings, Ltd.	486,000	$259,696
Agricultural Bank of China, Ltd., Class H	1,705,000	626,458
Air China, Ltd., Class H	1,770,000	1,209,971
Aluminum Corp. of China, Ltd., Class H(1)	2,306,000	733,564
Angang Steel Co., Ltd., Class H(1)	1,148,000	513,755
Anhui Conch Cement Co., Ltd., Class H	1,014,000	2,457,761
ANTA Sports Products, Ltd.	887,000	1,789,737
Baidu, Inc. ADR(1)	29,700	4,904,955
Bank of China, Ltd., Class H	5,324,000	2,146,682
Bank of Communications, Ltd., Class H	2,201,300	1,400,274

Security	Shares	Value

China (continued)
BBMG Corp., Class H	2,269,000	$684,355
Beijing Capital International Airport Co., Ltd., Class H	596,000	648,337
Beijing Enterprises Holdings, Ltd.	223,500	1,271,400
Beijing Enterprises Water Group, Ltd.	916,000	555,911
BOE Technology Group Co., Ltd., Class B	1,686,360	401,886
BYD Co., Ltd., Class H(1)	575,000	3,468,297
China Agri-Industries Holdings, Ltd.(1)	2,380,000	783,596
China Bluechemical, Ltd., Class H	1,348,000	237,735
China Cinda Asset Management Co., Ltd., Class H	3,202,000	1,085,777
China CITIC Bank Corp., Ltd., Class H	1,627,000	993,102
China Coal Energy Co., Ltd., Class H(1)	2,861,000	1,502,722
China Communications Construction Co., Ltd., Class H	1,677,000	1,818,016
China Communications Services Corp., Ltd., Class H	2,166,000	1,135,227
China Construction Bank Corp., Class H	6,290,580	4,201,731
China COSCO Holdings Co., Ltd., Class H(1)	2,729,150	968,902
China Dongxiang Group Co., Ltd.	3,981,000	705,886
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	721,868
China Everbright International, Ltd.	1,156,000	1,292,578
China Everbright, Ltd.	456,000	884,786
China Gas Holdings, Ltd.	546,000	835,747
China High Speed Transmission Equipment Group Co., Ltd.	672,000	541,402
China International Marine Containers Co., Ltd., Class B	413,812	511,311
China Life Insurance Co., Ltd., Class H	654,000	1,410,103
China Longyuan Power Group Corp., Ltd., Class H	2,413,000	2,004,962
China Mengniu Dairy Co., Ltd.	1,600,000	2,799,058
China Merchants Bank Co., Ltd., Class H	332,500	748,429
China Merchants Holdings (International) Co., Ltd.	790,000	2,114,829
China Merchants Shekou Industrial Zone Holdings Co., Ltd.	935,251	2,019,836
China Minsheng Banking Corp., Ltd., Class H	864,100	839,422
China Mobile, Ltd.	2,309,900	26,719,175
China National Building Material Co., Ltd., Class H	2,156,000	948,192
China Oilfield Services, Ltd., Class H	756,000	587,369
China Overseas Land & Investment, Ltd.	376,360	1,199,780
China Pacific Insurance (Group) Co., Ltd., Class H	282,800	958,451
China Petroleum & Chemical Corp., Class H	12,211,800	8,808,717
China Railway Construction Corp., Ltd., Class H	947,500	1,196,122
China Railway Group, Ltd., Class H	2,265,000	1,702,345
China Resources Beer Holdings Co., Ltd.	688,000	1,500,231
China Resources Land, Ltd.	291,111	685,988
China Resources Power Holdings Co., Ltd.	1,443,000	2,165,582
China Shenhua Energy Co., Ltd., Class H	1,654,500	3,077,205
China Shipping Container Lines Co., Ltd., Class H(1)	3,803,000	794,002
China Shipping Development Co., Ltd., Class H	1,778,000	1,010,496

9	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
China Southern Airlines Co., Ltd., Class H	2,064,500	$1,170,669
China Taiping Insurance Holdings Co., Ltd.(1)	277,000	521,276
China Telecom Corp., Ltd., Class H	7,572,000	3,405,254
China Travel International Investment Hong Kong, Ltd.	1,660,000	482,950
China Unicom (Hong Kong), Ltd.	2,590,290	2,707,736
China Vanke Co., Ltd., Class H	102,117	201,662
China Yurun Food Group, Ltd.(1)	926,000	139,298
Chongqing Changan Automobile Co., Ltd., Class B	1,301,443	1,823,039
CITIC, Ltd.	628,000	919,653
CNOOC, Ltd.	7,777,500	9,718,116
Cosco Pacific, Ltd.	1,128,000	1,124,759
Country Garden Holdings Co., Ltd.	1,582,000	669,043
CSPC Pharmaceutical Group, Ltd.	2,036,000	1,811,181
Ctrip.com International, Ltd. ADR(1)	128,600	5,298,320
Datang International Power Generation Co., Ltd., Class H	3,276,000	926,290
Dazhong Transportation Group Co., Ltd., Class B	950,812	756,373
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	1,842,482
Golden Eagle Retail Group, Ltd.	516,000	575,442
Great Wall Motor Co., Ltd., Class H	2,510,250	2,092,204
Guangdong Investment, Ltd.	2,088,000	3,203,735
Guangzhou Automobile Group Co., Ltd., Class H	1,750,857	2,094,212
Guangzhou R&F Properties Co., Ltd., Class H	670,400	849,869
Hangzhou Steam Turbine Co., Ltd., Class B	426,359	442,771
Hengan International Group Co., Ltd.	248,000	2,075,576
Huaneng Power International, Inc., Class H	3,084,000	1,919,542
Industrial & Commercial Bank of China, Ltd., Class H	4,715,000	2,629,406
Inner Mongolia Eerduosi Resources Co., Ltd., Class B	392,000	341,782
Inner Mongolia Yitai Coal Co., Ltd., Class B	424,000	319,972
Jiangsu Expressway Co., Ltd., Class H	796,000	1,111,602
Jiangxi Copper Co., Ltd., Class H	1,055,000	1,183,967
Kingboard Chemical Holdings, Ltd.	421,200	839,678
Kunlun Energy Co., Ltd.	1,678,000	1,398,588
Lee & Man Paper Manufacturing, Ltd.	876,000	654,438
Lenovo Group, Ltd.	2,596,000	1,577,936
Li Ning Co., Ltd.(1)	1,892,312	926,153
Lonking Holdings, Ltd.	2,438,000	358,114
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,389,000	300,248
NetEase, Inc. ADR	11,000	2,125,420
New Oriental Education & Technology Group, Inc. ADR	135,000	5,653,800
Nine Dragons Paper Holdings, Ltd.	1,412,000	1,086,242
Parkson Retail Group, Ltd.	1,024,000	90,358
PetroChina Co., Ltd., Class H	10,100,300	6,961,513
PICC Property & Casualty Co., Ltd., Class H	342,000	540,102
Ping An Insurance (Group) Co. of China, Ltd., Class H	297,500	1,318,126
Poly Property Group Co., Ltd.(1)	970,000	249,930

Security	Shares	Value

China (continued)
Qingling Motors Co., Ltd., Class H	1,448,966	$448,485
Qinqin Foodstuffs Group Cayman Co., Ltd.(1)	49,600	70,601
Semiconductor Manufacturing International Corp.(1)	12,412,000	999,774
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,712,000	976,560
Shanghai Diesel Engine Co., Ltd., Class B	854,400	743,037
Shanghai Electric Group Co., Ltd., Class H(1)	1,644,000	693,435
Shanghai Haixin Group Co., Ltd., Class B	545,000	427,471
Shanghai Industrial Holdings, Ltd.	291,000	662,317
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	1,472,390
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	413,128
Shimao Property Holdings, Ltd.	532,000	677,081
Sihuan Pharmaceutical Holdings Group, Ltd.	5,255,000	1,003,778
SINA Corp.(1)	25,700	1,333,059
Sino Biopharmaceutical, Ltd.	3,540,000	2,323,386
Sino-Ocean Group Holding, Ltd.	1,370,500	598,434
Sinopec Oilfield Service Corp., Class H(1)	4,801,500	923,785
Sinopec Shanghai Petrochemical Co., Ltd., Class H	3,136,000	1,451,073
Sinopharm Group Co., Ltd., Class H	975,600	4,686,476
Sohu.com, Inc.(1)	8,700	329,382
Tencent Holdings, Ltd.	727,800	16,714,452
Tingyi (Cayman Islands) Holding Corp.	1,184,000	1,127,360
Travelsky Technology, Ltd., Class H	1,218,000	2,345,180
Tsingtao Brewery Co., Ltd., Class H	874,000	3,038,592
Want Want China Holdings, Ltd.	3,531,000	2,490,578
Weichai Power Co., Ltd., Class H	453,600	467,039
Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	1,108,007
Yantai Changyu Pioneer Wine Co., Ltd., Class B	135,132	409,365
Yanzhou Coal Mining Co., Ltd., Class H	1,488,000	967,533
Zhejiang Expressway Co., Ltd., Class H	870,000	820,787
Zhuzhou CRRC Times Electric Co., Ltd.	288,000	1,595,853
Zijin Mining Group Co., Ltd., Class H	3,148,000	1,057,443
ZTE Corp., Class H	708,739	903,326

		$234,301,713

Colombia — 1.6%
Almacenes Exito SA	569,955	$2,770,869
Avianca Holdings SA, PFC Shares	614,449	471,217
Banco Davivienda SA, PFC Shares	190,600	1,754,039
Banco de Bogota SA	69,328	1,388,518
Bancolombia SA	86,292	703,128
Bancolombia SA ADR, PFC Shares	127,200	4,441,824
Bolsa de Valores de Colombia	85,691,900	528,079
Celsia SA ESP	833,260	1,098,318
Cementos Argos SA	509,458	2,079,082

10	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Portfolio of Investments — continued

Security	Shares	Value

Colombia (continued)
Cementos Argos SA, PFC Shares	190,626	$717,897
Cemex Latam Holdings SA(1)	266,452	1,149,414
Corporacion Financiera Colombiana SA	158,082	2,065,275
Ecopetrol SA(1)	4,549,600	2,172,874
Ecopetrol SA ADR	425,800	4,070,648
Empresa de Energia de Bogota SA	2,602,208	1,590,257
Empresa de Telecommunicaciones de Bogota SA	2,267,738	455,741
Fabricato SA(1)	34,115,900	176,368
Grupo Argos SA	466,160	2,952,526
Grupo Argos SA, PFC Shares	147,122	897,578
Grupo Aval Acciones y Valores SA	1,723,100	684,314
Grupo Aval Acciones y Valores SA, PFC Shares	3,247,601	1,311,994
Grupo de Inversiones Suramericana SA	365,800	4,796,556
Grupo Nutresa SA	414,015	3,557,761
Grupo Odinsa SA(1)	53,817	160,205
Interconexion Electrica SA	945,400	2,893,611
Organizacion Terpel SA	13,768	47,137

		$44,935,230

Croatia — 0.8%
AD Plastik DD	51,587	$851,003
Adris Grupa DD, PFC Shares	45,976	2,562,209
Atlantic Grupa DD	16,581	1,985,245
Atlantska Plovidba DD(1)	15,437	306,485
Ericsson Nikola Tesla DD	5,610	834,360
Hrvatski Telekom DD	326,234	6,800,952
Koncar-Elektroindustrija DD	7,227	701,729
Kras DD	3,067	215,070
Ledo DD	1,049	1,516,049
Petrokemija DD(1)	17,450	31,893
Podravka Prehrambena Industrija DD(1)	53,292	2,577,757
Privredna Banka Zagreb DD	3,310	292,429
Valamar Riviera DD	685,752	2,514,396
Zagrebacka Banka DD(1)	30,550	176,537

		$21,366,114

Czech Republic — 1.2%
CEZ AS	716,870	$12,229,822
Komercni Banka AS	365,455	13,702,391
New World Resources PLC, Class A(1)(2)	860,500	1,235
Pegas Nonwovens SA	48,000	1,572,228
Philip Morris CR AS	6,490	3,280,763
Unipetrol AS	417,401	3,001,560

		$33,787,999

Security	Shares	Value

Egypt — 1.3%
Alexandria Mineral Oils Co.	121,900	$412,351
Arab Cotton Ginning(1)	1,880,400	522,648
Citadel Capital SAE(1)	1,600,000	177,669
Commercial International Bank Egypt SAE	2,285,293	10,202,953
Eastern Tobacco	97,097	1,967,363
Egypt Kuwait Holding Co. SAE	1,277,058	525,714
Egyptian Financial & Industrial Co.(1)	137,064	103,259
Egyptian Financial Group-Hermes Holding Co.(1)	1,822,174	2,170,926
Egyptian International Pharmaceuticals EIPICO	153,932	1,345,820
Egyptian Resorts Co.(1)	4,213,900	329,765
El Ezz Aldekhela Steel Alexandria(1)	4,750	113,250
ElSewedy Electric Co.	384,121	1,871,326
Ezz Steel(1)	1,677,500	1,348,701
Ghabbour Auto(1)	345,862	86,389
Global Telecom Holding SAE(1)	9,908,210	3,525,555
Juhayna Food Industries	2,665,536	2,029,862
Maridive & Oil Services SAE(1)	787,652	229,900
Medinet Nasr for Housing and Development SAE(1)	922,844	1,245,040
Misr Cement (Qena)	18,251	184,024
Nile Cotton Ginning Co.(1)(2)	125,000	0
Orascom Telecom Media and Technology Holding SAE(1)	13,585,310	842,176
Oriental Weavers Co.	1,278,405	759,404
Pioneers Holding(1)	734,900	800,374
Sidi Kerir Petrochemicals Co.	957,400	1,246,639
Six of October Development & Investment Co.(1)	275,153	311,188
South Valley Cement(1)	485,000	260,920
Suez Cement Co.(1)	138,000	192,938
Talaat Moustafa Group	3,963,160	2,182,007
Telecom Egypt	1,449,600	1,328,883

		$36,317,044

Estonia — 0.4%
AS Baltika(1)	226,000	$63,736
AS Merko Ehitus	75,000	662,526
AS Tallink Grupp	5,354,470	5,431,801
AS Tallinna Kaubamaja Grupp	202,800	1,529,600
AS Tallinna Vesi	35,235	536,028
Nordecon AS	223,282	272,587
Olympic Entertainment Group AS(1)	803,899	1,732,155

		$10,228,433

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	5,176,100	$122,333
CAL Bank, Ltd.	4,406,554	891,742
Ghana Commercial Bank, Ltd.	1,384,370	1,075,292

11	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Portfolio of Investments — continued

Security	Shares	Value

Ghana (continued)
Produce Buying Co., Ltd.(1)	650,000	$10,493
Societe Generale Ghana, Ltd.	814,000	158,566
Standard Chartered Bank of Ghana, Ltd.	242,700	873,794
Total Petroleum Ghana, Ltd.	20,964	21,189
Unilever Ghana, Ltd.	249,000	533,845

		$3,687,254

Greece — 1.2%
Aegean Airlines SA	64,124	$443,230
Aegean Marine Petroleum Network, Inc.	90,611	498,360
Alpha Bank AE(1)	108,673	203,627
Athens Water Supply & Sewage Co. SA (The)	227,849	1,416,178
Costamare, Inc.	108,479	832,034
Diana Shipping, Inc.(1)	190,420	462,721
DryShips, Inc.(1)	57,520	32,384
Ellaktor SA(1)	292,801	434,117
Eurobank Ergasias SA(1)	119,755	75,807
FF Group	63,075	1,180,549
GasLog, Ltd.	111,416	1,446,180
GEK Terna Holding Real Estate Construction SA(1)	120,661	238,106
Hellenic Exchanges - Athens Stock Exchange SA	114,224	547,756
Hellenic Petroleum SA(1)	132,875	564,850
Hellenic Telecommunications Organization SA	777,120	7,100,292
Intralot SA(1)	260,400	259,722
JUMBO SA(1)	198,150	2,606,809
Marfin Investment Group Holdings SA(1)	485,263	65,999
Metka SA	43,400	344,533
Motor Oil (Hellas) Corinth Refineries SA	170,500	1,865,478
Mytilineos Holdings SA	452,870	1,925,860
National Bank of Greece SA(1)	126,296	28,019
Navios Maritime Acquisition Corp.	191,284	300,316
Navios Maritime Holdings, Inc.	87,850	71,158
OPAP SA	402,600	2,805,927
Public Power Corp. SA	914,808	2,518,673
StealthGas, Inc.(1)	81,587	308,399
Terna Energy SA	126,318	340,279
Titan Cement Co. SA	220,407	4,547,391
Tsakos Energy Navigation, Ltd.	201,900	946,911
Viohalco SA(1)	184,517	243,279

		$34,654,944

Hungary — 1.1%
Magyar Telekom Telecommunications PLC	3,522,211	$5,524,237
Magyar Telekom Telecommunications PLC ADR	26,400	202,884
MOL Hungarian Oil & Gas Rt.	159,342	9,224,459

Security	Shares	Value

Hungary (continued)
OTP Bank PLC	324,291	$7,256,779
Richter Gedeon Nyrt.	429,647	8,545,721

		$30,754,080

India — 5.8%
ABB India, Ltd.	33,400	$604,491
ACC, Ltd.	54,200	1,306,778
Adani Enterprises, Ltd.	119,200	154,472
Adani Ports and Special Economic Zone, Ltd.	719,546	2,216,232
Adani Power, Ltd.(1)	518,864	238,060
Aditya Birla Fashion and Retail, Ltd.(1)	137,831	292,810
Aditya Birla Nuvo, Ltd.	26,506	483,282
Ambuja Cements, Ltd.	566,900	2,156,072
Apollo Hospitals Enterprise, Ltd.	61,400	1,199,262
Ashok Leyland, Ltd.	820,626	1,203,057
Asian Paints, Ltd.	243,000	3,596,804
Axis Bank, Ltd.	157,800	1,253,909
Bajaj Auto, Ltd.	42,600	1,707,556
Bajaj Holdings & Investment, Ltd.	11,100	273,379
Balrampur Chini Mills, Ltd.(1)	262,700	490,589
Bharat Forge, Ltd.	43,136	487,446
Bharat Heavy Electricals, Ltd.	370,300	705,825
Bharat Petroleum Corp., Ltd.	61,200	978,161
Bharti Airtel, Ltd.	1,940,801	10,494,325
Biocon, Ltd.	78,400	864,935
Bosch, Ltd.	3,900	1,308,155
Cairn India, Ltd.	157,100	329,219
Century Textiles & Industries, Ltd.	50,000	491,629
Cipla, Ltd.	207,400	1,543,043
Coal India, Ltd.	372,500	1,732,251
Colgate-Palmolive (India), Ltd.	46,200	629,446
Container Corp. of India, Ltd.	69,900	1,482,039
Cummins India, Ltd.	79,700	997,966
Dabur India, Ltd.	278,000	1,271,545
Divi’s Laboratories, Ltd.	49,800	828,990
Dr. Reddy’s Laboratories, Ltd.	24,300	1,226,820
Dr. Reddy’s Laboratories, Ltd. ADR	12,700	650,621
GAIL (India), Ltd.	418,540	2,393,664
GAIL (India), Ltd. GDR(3)	25,050	807,834
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	411,632
Glenmark Pharmaceuticals, Ltd.	114,000	1,356,022
Grasim Industries, Ltd. GDR(3)	13,300	918,140
Great Eastern Shipping Co., Ltd. (The)	56,700	264,175
HCL Technologies, Ltd.	193,371	2,096,803
HDFC Bank, Ltd.	198,400	4,019,023
Hero MotoCorp, Ltd.	51,542	2,417,199

12	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Portfolio of Investments — continued

Security	Shares	Value

India (continued)
Hindalco Industries, Ltd.	436,910	$803,209
Hindustan Petroleum Corp., Ltd.	67,300	995,156
Hindustan Unilever, Ltd.	546,109	7,279,023
Hindustan Zinc, Ltd.	244,148	656,530
Housing Development Finance Corp., Ltd.	257,575	4,794,935
ICICI Bank, Ltd.	532,035	1,903,031
Idea Cellular, Ltd.	1,449,679	2,295,053
Indian Hotels Co., Ltd.(1)	173,820	331,668
Indian Oil Corp., Ltd.	221,900	1,455,811
Infosys, Ltd.	422,490	7,338,933
ITC, Ltd.	1,025,100	5,621,450
Jindal Steel & Power, Ltd.(1)	90,000	91,413
JSW Energy, Ltd.	1,158,270	1,437,675
JSW Steel, Ltd.	60,200	1,314,636
Kotak Mahindra Bank, Ltd.	204,617	2,315,101
Larsen & Toubro, Ltd.	112,578	2,509,809
Larsen & Toubro, Ltd. GDR(3)	72,000	1,604,391
LIC Housing Finance, Ltd.	62,800	462,451
Lupin, Ltd.	97,200	2,231,044
Mahindra & Mahindra, Ltd.	140,600	2,982,518
Maruti Suzuki India, Ltd.	43,700	2,724,771
Mphasis, Ltd.	37,500	319,010
Nestle India, Ltd.	12,100	1,174,470
NHPC, Ltd.	1,887,800	703,843
NTPC, Ltd.	2,100,300	4,854,233
Oil & Natural Gas Corp., Ltd.	625,242	2,012,688
Oracle Financial Services Software, Ltd.	4,000	205,677
Petronet LNG, Ltd.	216,300	949,044
Piramal Enterprises, Ltd.	41,782	892,591
Power Grid Corporation of India, Ltd.	1,419,700	3,435,283
Reliance Communications, Ltd.(1)	1,408,559	1,069,790
Reliance Industries, Ltd.	516,780	7,442,925
Reliance Infrastructure, Ltd.	171,400	1,391,786
Reliance Power, Ltd.	546,400	416,243
Siemens, Ltd.	72,300	1,411,264
State Bank of India GDR(3)	49,600	1,573,035
Steel Authority of India, Ltd.	60,000	40,479
Sun Pharmaceutical Industries, Ltd.	378,100	4,294,907
Tata Chemicals, Ltd.	58,600	375,854
Tata Communications, Ltd.	47,000	336,272
Tata Consultancy Services, Ltd.	100,507	3,801,590
Tata Global Beverages, Ltd.	156,000	304,514
Tata Motors, Ltd.(1)	305,826	2,090,199
Tata Power Co., Ltd.	1,002,648	1,094,755
Tata Steel, Ltd.	149,900	721,287
Tech Mahindra, Ltd.	143,648	1,085,768

Security	Shares	Value

India (continued)
Titan Co., Ltd.	248,000	$1,499,981
UltraTech Cement, Ltd.	58,091	2,944,011
United Spirits, Ltd.(1)	21,533	794,440
UPL, Ltd.	237,900	1,950,813
Vedanta, Ltd.	499,740	987,136
Voltas, Ltd.	224,100	1,075,759
Wipro, Ltd.	199,798	1,661,809
Zee Entertainment Enterprises, Ltd.	316,895	2,147,952

		$164,091,677

Indonesia — 3.3%
Adaro Energy Tbk PT	28,006,600	$1,820,104
AKR Corporindo Tbk PT	4,660,500	2,263,054
Aneka Tambang Persero Tbk PT(1)	8,587,500	473,803
Astra Argo Lestari Tbk PT(1)	654,000	733,691
Astra International Tbk PT	16,668,000	9,396,777
Bank Central Asia Tbk PT	7,245,500	7,336,488
Bank Danamon Indonesia Tbk PT	3,237,181	869,803
Bank Mandiri Tbk PT	3,497,000	2,530,621
Bank Negara Indonesia Persero Tbk PT	7,849,000	3,110,472
Bank Pan Indonesia Tbk PT(1)	6,253,772	366,251
Bank Rakyat Indonesia Tbk PT	3,508,300	2,886,742
Charoen Pokphand Indonesia Tbk PT	4,000,700	1,145,243
Gudang Garam Tbk PT	498,500	2,608,243
Hanson International Tbk PT(1)	17,636,400	1,048,705
Indah Kiat Pulp & Paper Corp. Tbk PT	3,326,500	231,960
Indo Tambangraya Megah Tbk PT	1,269,200	907,438
Indocement Tunggal Prakarsa Tbk PT	2,045,500	2,630,588
Indofood CBP Sukses Makmur Tbk PT	1,273,000	1,673,498
Indofood Sukses Makmur Tbk PT	4,544,500	2,500,469
Indosat Tbk PT(1)	1,322,500	639,734
Jasa Marga (Persero) Tbk PT	3,247,500	1,302,836
Kalbe Farma Tbk PT	45,305,200	5,272,312
Lippo Karawaci Tbk PT	26,506,000	2,302,686
Matahari Putra Prima Tbk PT	5,148,000	607,102
Medco Energi Internasional Tbk PT(1)	698,500	79,740
Pembangunan Perumahan Persero Tbk PT	4,793,000	1,420,693
Perusahaan Gas Negara Persero Tbk PT	19,152,100	3,414,954
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,099,000	746,143
Semen Indonesia Persero Tbk PT	4,703,500	3,350,206
Sigmagold Inti Perkasa Tbk PT(1)	27,503,000	841,146
Surya Semesta Internusa Tbk PT	3,178,000	149,845
Tambang Batubara Bukit Asam Tbk PT	2,159,900	1,270,637
Telekomunikasi Indonesia Tbk PT	58,725,800	17,867,061
Unilever Indonesia Tbk PT	1,100,700	3,761,892

13	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Portfolio of Investments — continued

Security	Shares	Value

Indonesia (continued)
United Tractors Tbk PT	3,148,000	$3,551,784
Vale Indonesia Tbk PT(1)	4,748,000	661,792
Wijaya Karya Persero Tbk PT	6,352,000	1,429,397

		$93,203,910

Jordan — 0.6%
Al Eqbal Co. for Investment PLC	28,009	$899,079
Alia The Royal Jordanian Airlines PLC(1)	115,334	110,549
Arab Bank PLC	981,144	8,440,136
Arab Potash Co. PLC	67,492	1,632,817
Bank of Jordan	125,347	388,918
Cairo Amman Bank(1)	97,717	266,081
Capital Bank of Jordan	470,740	597,924
Jordan Ahli Bank	271,280	447,438
Jordan Islamic Bank	120,628	582,453
Jordan Petroleum Refinery	360,748	1,660,389
Jordan Phosphate Mines(1)	76,355	348,043
Jordan Steel(1)	269,400	171,344
Jordan Telecommunications Co.	200,331	608,802
Jordanian Electric Power Co.	445,146	1,495,847

		$17,649,820

Kazakhstan — 0.5%
Halyk Savings Bank of Kazakhstan JSC GDR(3)	716,100	$3,512,592
KAZ Minerals PLC(1)	2,233,589	3,965,703
Kazkommertsbank JSC GDR(1)(3)	284,200	451,258
KazMunaiGas Exploration Production GDR(3)	632,226	4,557,524
Kcell JSC GDR(3)	544,503	1,849,688
Nostrum Oil & Gas PLC	178,200	722,574

		$15,059,339

Kenya — 0.7%
ARM Cement, Ltd.	1,677,000	$520,629
Bamburi Cement Co., Ltd.	460,041	774,798
Barclays Bank of Kenya, Ltd.	5,636,820	540,294
Centum Investment Co., Ltd.(1)	977,680	427,150
Co-operative Bank of Kenya, Ltd. (The)	5,182,660	829,501
East African Breweries, Ltd.	1,888,140	5,145,803
Equity Group Holdings, Ltd.	5,552,900	2,115,350
KCB Group, Ltd.	5,752,360	1,937,864
KenolKobil, Ltd.	3,645,800	375,950
Kenya Airways, Ltd.(1)	2,398,400	102,994
Kenya Electricity Generating Co., Ltd.	1,875,100	130,179
Kenya Power & Lighting, Ltd.	5,995,293	587,448
Nation Media Group, Ltd.	442,376	659,936

Security	Shares	Value

Kenya (continued)
NIC Bank, Ltd.	852,975	$307,656
Safaricom, Ltd.	30,869,900	5,365,437
Standard Chartered Bank Kenya, Ltd.	278,578	536,846

		$20,357,835

Kuwait — 1.4%
Abyaar Real Estate Development Co. KSC(1)	1,440,000	$110,362
Agility Public Warehousing Co. KSC	1,807,548	2,821,033
Ahli United Bank	306,691	401,799
Al Ahli Bank of Kuwait KSCP	122,180	133,845
Al-Mazaya Holding Co.	551,200	215,505
Boubyan Petrochemicals Co.	2,067,187	3,565,391
Burgan Bank SAK	921,028	993,190
Combined Group Contracting Co. KSC	151,423	348,704
Commercial Bank of Kuwait KSCP	994,227	1,366,950
Commercial Real Estate Co. KSCC	2,487,729	627,307
Gulf Bank	1,477,708	1,136,787
Gulf Cable & Electrical Industries Co. KSCP(1)	165,000	208,973
Gulf National Holding Co.(1)(2)	681,313	0
Kuwait Finance House KSCP	2,907,746	4,390,070
Kuwait Food Co. (Americana) SAK	512,500	4,186,631
Kuwait International Bank	818,000	493,836
Kuwait Portland Cement Co. KSC	212,231	669,262
Kuwait Projects Co. Holdings KSC	964,872	1,604,971
Kuwait Real Estate Co. KSC(1)	1,720,000	302,516
Mabanee Co. SAK	1,009,315	2,513,917
Mobile Telecommunications Co.	4,387,600	4,874,016
National Bank of Kuwait SAK	2,859,636	5,590,257
National Industries Group Holding SAK	3,619,875	1,367,528
National Investment Co.(1)	645,000	203,376
National Real Estate Co. KPSC(1)	659,614	183,918
Qurain Petrochemical Industries Co. KSC	1,460,000	938,376
Sultan Center Food Products Co.(1)	2,160,000	394,404

		$39,642,924

Latvia — 0.0%(4)
Grindeks(1)	12,000	$55,278
Latvian Shipping Co.(1)	96,000	48,752

		$104,030

Lebanon — 0.2%
Banque Audi sal-Audi Saradar Group	246,610	$1,542,424
Byblos Bank	838,110	1,373,593
Solidere, Class A	281,364	2,620,162
Solidere, Class B	5,626	52,439

		$5,588,618

14	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Portfolio of Investments — continued

Security	Shares	Value

Lithuania — 0.1%
Apranga PVA	363,680	$1,008,750
Energijos Skirstymo Operatorius AB	370,141	348,916
Invalda Privatus Kapitalas AB(2)	32,177	0
Klaipedos Nafta AB	1,576,663	908,638
Panevezio Statybos Trestas	323,592	328,386
Pieno Zvaigzdes	94,000	136,527
Rokiskio Suris	177,000	272,198
Siauliu Bankas	1,239,550	451,963

		$3,455,378

Malaysia — 2.9%
Aeon Co. (M) Bhd	1,017,000	$659,805
Affin Holdings Bhd	236,000	124,336
Alliance Financial Group Bhd	330,800	331,175
AMMB Holdings Bhd	276,900	305,596
Axiata Group Bhd	1,796,275	2,514,091
Batu Kawan Bhd	100,300	443,512
Berjaya Corp. Bhd	2,498,100	220,511
Berjaya Sports Toto Bhd	468,894	353,582
Boustead Holdings Bhd	412,500	277,730
British American Tobacco Malaysia Bhd	109,600	1,433,408
Bumi Armada Bhd(1)	3,144,800	568,055
Bursa Malaysia Bhd	224,600	477,877
CIMB Group Holdings Bhd	717,766	780,719
Datasonic Group Bhd	1,594,400	499,997
Dialog Group Bhd	2,846,250	1,089,582
Digi.com Bhd	1,538,000	1,825,397
Felda Global Ventures Holdings Bhd	1,136,300	427,181
Gamuda Bhd	1,487,900	1,795,182
Genting Bhd	1,560,000	3,177,562
Genting Malaysia Bhd	2,380,000	2,631,485
Genting Plantations Bhd	261,000	688,915
Globetronics Technology Bhd	90,100	74,600
Hartalega Holdings Bhd	443,000	476,082
Hong Leong Bank Bhd	167,700	550,092
Hong Leong Financial Group Bhd	136,200	497,006
IHH Healthcare Bhd	2,936,300	4,810,539
IJM Corp. Bhd	1,497,540	1,297,093
IOI Corp. Bhd	2,220,568	2,386,200
IOI Properties Group Bhd	842,484	491,698
KLCCP Stapled Group	250,000	464,177
KNM Group Bhd(1)	7,927,875	811,947
Kossan Rubber Industries	458,100	779,072
KPJ Healthcare Bhd	403,200	423,398
Kuala Lumpur Kepong Bhd	270,750	1,565,890
Kulim (Malaysia) Bhd(1)	792,800	799,254

Security	Shares	Value

Malaysia (continued)
Lafarge Malaysia Bhd	895,660	$1,739,562
Landmarks Bhd(1)	576,800	111,428
Magnum Bhd	617,940	352,738
Malayan Banking Bhd	992,786	2,008,260
Malaysian Resources Corp. Bhd	853,000	225,257
Maxis Bhd	1,255,300	1,835,507
Media Prima Bhd	567,300	194,192
MISC Bhd	314,240	582,022
MMC Corp. Bhd	662,000	331,065
Muhibbah Engineering (M) Bhd	1,581,000	863,637
My EG Services Bhd	5,924,400	2,897,763
Parkson Holdings Bhd(1)	713,599	143,604
Petronas Chemicals Group Bhd	3,014,400	4,949,927
Petronas Dagangan Bhd	526,600	3,054,394
Petronas Gas Bhd	268,500	1,469,689
PPB Group Bhd	357,300	1,467,903
Press Metal Bhd	930,000	852,600
Public Bank Bhd	312,898	1,507,685
RHB Bank Bhd	404,959	515,166
Sapurakencana Petroleum Bhd	6,435,352	2,364,784
Silverlake Axis, Ltd.	1,586,300	608,808
Sime Darby Bhd	1,019,709	1,921,181
Sunway Bhd	378,040	281,381
Sunway REIT	1,028,200	423,738
Supermax Corp. Bhd	1,466,700	783,893
Ta Ann Holdings Bhd	427,078	350,093
Tan Chong Motor Holdings Bhd	219,000	104,444
Telekom Malaysia Bhd	1,020,100	1,716,983
Tenaga Nasional Bhd	1,724,331	6,037,631
Top Glove Corp. Bhd	420,000	479,759
UEM Sunrise Bhd	1,112,200	285,497
UMW Holdings Bhd	549,600	783,274
UMW Oil & Gas Corp. Bhd(1)	1,133,700	264,666
Unisem (M) Bhd	3,101,700	1,851,283
Wah Seong Corp. Bhd	697,402	123,182
YTL Corp. Bhd	2,626,518	1,090,145
YTL Power International Bhd	1,597,363	558,624

		$81,184,511

Mauritius — 0.7%
Alteo, Ltd.	352,391	$270,164
CIEL, Ltd.	2,019,231	350,119
CIM Financial Services, Ltd.	1,742,485	324,659
ENL Land, Ltd.	484,800	547,421
Ireland Blyth, Ltd.	64,209	225,842
LUX Island Resorts, Ltd.	931,480	1,496,347

15	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Portfolio of Investments — continued

Security	Shares	Value

Mauritius (continued)
MCB Group, Ltd.	1,620,906	$9,600,605
New Mauritius Hotels, Ltd.	4,357,728	2,473,116
Rogers & Co., Ltd.	608,300	478,179
SBM Holdings, Ltd.	150,687,762	2,668,028
Terra Mauricia, Ltd.	1,002,180	845,117
United Basalt Products, Ltd.	187,150	436,291

		$19,715,888

Mexico — 5.8%
Alfa SAB de CV, Series A	5,949,820	$10,228,488
Alsea SAB de CV	1,445,200	5,501,745
America Movil SAB de CV, Series L	36,246,590	22,284,182
Arca Continental SAB de CV	288,500	2,070,504
Bolsa Mexicana de Valores SAB de CV	915,200	1,410,152
Cemex SAB de CV, Series CPO(1)	14,049,729	8,691,481
Coca-Cola Femsa SAB de CV, Series L	286,300	2,372,451
El Puerto de Liverpool SAB de CV	175,681	1,858,807
Empresas ICA SAB de CV(1)	2,075,736	373,535
Fibra Uno Administracion SA de CV	1,366,700	2,911,682
Fomento Economico Mexicano SAB de CV, Series UBD	1,110,500	10,281,626
Genomma Lab Internacional SAB de CV(1)	2,065,500	2,118,311
Gentera SAB de CV	2,673,100	4,788,392
Gruma SAB de CV, Class B	98,200	1,412,637
Grupo Aeroportuario del Pacifico SAB de CV, Class B	347,800	3,575,486
Grupo Aeroportuario del Sureste SAB de CV, Class B	254,009	4,047,461
Grupo Bimbo SAB de CV, Series A	1,495,508	4,690,398
Grupo Carso SAB de CV, Series A1	1,023,400	4,404,260
Grupo Comercial Chedraui SA de CV	208,900	520,806
Grupo Elektra SAB de CV	140,026	1,947,377
Grupo Financiero Banorte SAB de CV, Class O	2,252,300	12,587,960
Grupo Financiero Inbursa SAB de CV, Class O	3,477,016	5,912,765
Grupo Mexico SAB de CV, Series B	3,211,035	7,524,155
Grupo Televisa SAB, Series CPO	3,289,671	17,153,205
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	1,658,703
Industrias CH SAB de CV, Series B(1)(2)	194,112	639,673
Industrias Penoles SAB de CV	137,229	3,276,298
Infraestructura Energetica Nova SAB de CV	115,500	486,763
Kimberly-Clark de Mexico SAB de CV, Class A	944,910	2,232,219
Mexichem SAB de CV	1,478,407	3,116,513
Minera Frisco SAB de CV(1)	873,200	590,331
Organizacion Soriana SAB de CV, Class B(1)	166,700	398,274
Promotora y Operadora de Infraestructura SAB de CV	416,700	5,128,707
Telesites SAB de CV(1)	1,812,330	1,120,157
Ternium SA ADR	70,322	1,340,337
TV Azteca SAB de CV, Series CPO	1,018,565	133,153

Security	Shares	Value

Mexico (continued)
Wal-Mart de Mexico SAB de CV, Series V	3,059,664	$7,360,244

		$166,149,238

Morocco — 0.7%
Attijariwafa Bank	92,000	$3,233,861
Banque Centrale Populaire	85,000	1,910,064
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	3,030	199,690
BMCE Bank	66,776	1,394,832
Delta Holding SA	35,000	75,928
Douja Promotion Groupe Addoha SA	232,801	863,723
Holcim Maroc SA	6,422	1,497,497
Label Vie	3,700	402,711
Managem	7,900	614,893
Maroc Telecom	470,271	5,711,801
Samir(1)(2)	19,247	0
Societe Lafarge Ciments SA	11,351	2,019,642
Sonasid	5,872	259,755
Taqa Morocco	26,192	1,722,965
Wafa Assurance	2,560	891,248

		$20,798,610

Nigeria — 0.5%
Access Bank PLC	14,469,911	$293,239
Ashaka Cem PLC	105	7
Dangote Cement PLC	2,191,891	1,480,635
Dangote Sugar Refinery PLC	4,385,654	107,363
Diamond Bank PLC(1)	12,314,600	97,887
Ecobank Transnational, Inc.(1)	11,886,485	671,941
FBN Holdings PLC	27,727,599	381,998
FCMB Group PLC	21,258,724	120,984
Fidelity Bank PLC	15,112,844	67,881
Flour Mills of Nigeria PLC	1,874,895	152,417
Forte Oil PLC	2,086,402	1,383,428
Guaranty Trust Bank PLC	20,343,994	1,682,990
Guiness Nigeria PLC	856,034	318,638
Lafarge Africa PLC	3,897,771	979,074
Lekoil, Ltd.(1)	1,110,205	266,322
Nestle Nigeria PLC	388,412	1,178,475
Nigerian Breweries PLC	4,077,383	1,946,585
Oando PLC(1)	14,592,401	334,755
PZ Cussons Nigeria PLC	950,083	77,762
SEPLAT Petroleum Development Co. PLC(5)	728,540	676,327
Skye Bank PLC(1)	17,576,580	64,982
Stanbic IBTC Holdings PLC	1,857,245	106,839

16	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Portfolio of Investments — continued

Security	Shares	Value

Nigeria (continued)
Transnational Corp. of Nigeria PLC(1)	22,334,373	$141,423
UAC of Nigeria PLC	4,061,181	285,003
Unilever Nigeria PLC	2,074,728	245,254
United Bank for Africa PLC	25,390,531	425,323
Zenith Bank PLC	21,731,635	1,218,649

		$14,706,181

Oman — 0.8%
Al Anwar Ceramic Tiles Co.	166,191	$107,523
Al Maha Petroleum Products Marketing Co., LLC	36,500	142,278
Bank Dhofar SAOG	1,838,203	1,107,362
Bank Muscat SAOG	2,985,751	2,919,242
Bank Sohar SAOG	4,346,210	1,946,063
Dhofar International Development & Investment Holding SAOG	316,407	338,157
Galfar Engineering & Contracting SAOG(1)	1,569,283	448,053
HSBC Bank Oman SAOG	2,331,977	594,763
National Bank of Oman SAOG	2,541,393	1,574,033
Oman Cables Industry SAOG	112,400	531,444
Oman Cement Co. SAOG	956,735	1,116,358
Oman Flour Mills Co. SAOG	543,700	828,569
Oman Telecommunications Co. SAOG	1,247,060	5,264,265
Omani Qatari Telecommunications Co. SAOG	671,100	1,293,804
Ominvest	1,392,062	2,016,158
Raysut Cement Co. SAOG	523,326	1,782,662
Renaissance Services SAOG(1)	1,561,017	1,174,858
Sembcorp Salalah Power & Water Co.	414,000	258,175
Shell Oman Marketing Co. SAOG	66,100	326,356

		$23,770,123

Pakistan — 1.5%
Adamjee Insurance Co., Ltd.	549,644	$260,110
Attock Petroleum, Ltd.	118,800	494,298
Bank Alfalah, Ltd.	1,609,394	392,130
Bank of Punjab(1)	2,431,500	187,122
Cherat Cement Co., Ltd.	236,000	269,964
D.G. Khan Cement Co., Ltd.	528,320	965,552
Engro Corp., Ltd.	781,516	2,482,485
Engro Fertilizers, Ltd.	706,500	436,082
Engro Foods, Ltd.(1)	710,300	1,105,738
Fatima Fertilizer Co., Ltd.(1)	952,500	308,865
Fauji Cement Co., Ltd.	1,338,000	453,929
Fauji Fertilizer Bin Qasim, Ltd.	841,000	425,486
Fauji Fertilizer Co., Ltd.	1,608,314	1,767,884
Ferozsons Laboratories, Ltd.	32,400	321,740
Habib Bank, Ltd.	1,422,633	2,681,110
Hub Power Co., Ltd.	3,755,700	4,300,593

Security	Shares	Value

Pakistan (continued)
K-Electric, Ltd.(1)	13,181,500	$1,017,407
Kot Addu Power Co., Ltd.	1,728,500	1,470,341
Lucky Cement, Ltd.	411,400	2,545,468
Maple Leaf Cement Factory, Ltd.	362,000	364,284
MCB Bank, Ltd.	1,771,625	3,696,401
Millat Tractors, Ltd.	80,629	439,596
National Bank of Pakistan	1,144,026	632,312
Nishat Mills, Ltd.	2,017,480	2,088,356
Oil & Gas Development Co., Ltd.	1,649,900	2,188,829
Pak Elektron, Ltd.	1,452,500	899,131
Pak Suzuki Motor Co., Ltd.	121,600	445,363
Pakistan Oil Fields, Ltd.	272,900	905,825
Pakistan Petroleum, Ltd.	1,178,802	1,746,913
Pakistan State Oil Co., Ltd.	484,847	1,736,763
Pakistan Telecommunication Co., Ltd.	2,767,500	397,933
Pioneer Cement, Ltd.	233,500	238,867
Searle Co., Ltd. (The)	470,900	2,418,741
SUI Southern Gas Co., Ltd.(1)	2,055,152	539,258
TRG Pakistan(1)	3,398,587	1,089,338
United Bank, Ltd.	835,025	1,412,801

		$43,127,015

Panama — 0.3%
Copa Holdings SA, Class A	152,000	$7,943,520

		$7,943,520

Peru — 1.6%
Alicorp SAA	3,270,649	$6,416,744
Banco Continental SA	601,670	614,920
Cementos Pacasmayo SAA	382,900	683,667
Cia de Minas Buenaventura SA ADR(1)	298,256	3,564,159
Cia Minera Milpo SA	963,264	627,018
Credicorp, Ltd.	88,196	13,611,289
Edegel SA	2,765,417	2,170,208
Ferreycorp SAA	4,329,744	2,054,508
Grana y Montero SAA	1,731,913	2,444,359
Intercorp Financial Services, Inc.	61,100	1,833,000
Luz del Sur SAA	185,800	593,977
Minsur SA(1)	1,266,277	458,349
Refineria La Pampilla SA Relapasa(1)	681,460	48,919
Sociedad Minera Cerro Verde SAA(1)	40,457	749,264
Southern Copper Corp.	268,455	7,242,916
Union Andina de Cementos SAA	278,400	214,245
Volcan Cia Minera SAA, Class B(1)	4,289,892	782,922

		$44,110,464

17	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Portfolio of Investments — continued

Security	Shares	Value

Philippines — 3.2%
Aboitiz Equity Ventures, Inc.	2,284,250	$3,792,928
Aboitiz Power Corp.	3,401,900	3,339,379
Alliance Global Group, Inc.	2,897,300	914,039
Ayala Corp.	201,738	3,650,453
Ayala Land, Inc.	4,584,708	3,803,132
Ayala Land, Inc., PFC Shares(2)	3,534,608	0
Bank of the Philippine Islands	1,291,856	2,674,979
BDO Unibank, Inc.	1,170,320	2,795,984
Bloomberry Resorts Corp.(1)	11,682,500	1,655,838
Cosco Capital, Inc.	1,868,100	309,545
D&L Industries, Inc.	3,610,400	769,122
DMCI Holdings, Inc.	2,556,500	687,890
Emperador, Inc.	3,420,000	526,077
Energy Development Corp.	14,742,350	1,739,958
Filinvest Land, Inc.	16,105,546	682,438
First Gen Corp.	2,648,860	1,407,379
First Philippine Holdings Corp.	403,650	582,978
Globe Telecom, Inc.	60,375	3,051,998
GMA Holdings, Inc. PDR	1,242,100	167,406
GT Capital Holdings, Inc.	54,000	1,660,055
International Container Terminal Services, Inc.	551,900	723,829
JG Summit Holding, Inc.	2,048,150	3,741,690
Jollibee Foods Corp.	1,000,420	5,159,458
Lopez Holdings Corp.	8,390,900	1,392,386
LT Group, Inc.	1,987,400	672,706
Manila Electric Co.	464,684	3,069,393
Manila Water Co.	1,474,000	850,624
Megaworld Corp.	10,700,000	1,064,641
Melco Crown Philippines Resorts Corp.(1)	5,609,200	453,958
Metro Pacific Investments Corp.	10,567,300	1,573,652
Metropolitan Bank & Trust Co.	804,523	1,549,520
Nickel Asia Corp.	9,129,938	982,118
Pepsi-Cola Products Philippines, Inc.	1,198,000	84,188
Petron Corp.	1,608,800	382,278
Philex Mining Corp.(1)	3,645,900	656,292
Philex Petroleum Corp.(1)	619,803	54,483
Philippine Long Distance Telephone Co.	173,575	7,933,576
Puregold Price Club, Inc.	1,403,900	1,258,593
Robinsons Land Corp.	1,290,000	811,973
Robinsons Retail Holdings, Inc.	841,690	1,546,930
San Miguel Corp.	484,300	809,555
Semirara Mining & Power Corp.	979,830	2,614,702
SM Investments Corp.	224,480	4,640,797
SM Prime Holdings, Inc.	7,654,550	4,471,801
SSI Group, Inc.(1)	2,093,000	145,337
Travellers International Hotel Group, Inc.	3,644,200	263,307

Security	Shares	Value

Philippines (continued)
Universal Robina Corp.	1,964,140	$8,711,367
Vista Land & Lifescapes, Inc.	6,128,000	699,525

		$90,530,257

Poland — 2.6%
Agora SA(1)	64,445	$205,878
AmRest Holdings SE(1)	30,208	1,677,607
Asseco Poland SA	286,470	3,799,388
Bank Handlowy w Warszawie SA	44,485	810,279
Bank Millennium SA(1)	697,490	828,585
Bank Pekao SA	142,785	4,985,235
Boryszew SA	350,000	491,393
Budimex SA	50,276	2,193,607
CCC SA	45,300	1,840,982
Ciech SA	19,100	243,123
Cyfrowy Polsat SA(1)	709,480	3,969,127
Eurocash SA	288,203	3,377,047
Getin Holding SA(1)	392,795	84,933
Getin Noble Bank SA(1)	1,591,418	174,293
Grupa Azoty SA	6,800	118,883
Grupa Lotos SA(1)	176,940	1,368,727
Integer.pl SA(1)	3,251	29,501
Jastrzebska Spolka Weglowa SA(1)	164,577	719,369
KGHM Polska Miedz SA	287,171	4,846,509
KOPEX SA	104,700	79,824
KRUK SA	6,083	311,488
LPP SA	2,402	3,081,724
Lubelski Wegiel Bogdanka SA	10,688	98,048
mBank SA(1)	24,950	1,962,746
Netia SA	610,010	638,420
Orange Polska SA	2,339,445	3,016,726
Orbis SA	138,180	2,132,019
PGE SA	2,045,800	6,162,246
PKP Cargo SA(1)	5,094	42,776
Polski Koncern Naftowy ORLEN SA	502,664	8,829,530
Polskie Gornictwo Naftowe i Gazownictwo SA	2,342,566	3,339,646
Powszechna Kasa Oszczednosci Bank Polski SA(1)	968,082	5,738,179
Powszechny Zaklad Ubezpieczen SA	691,000	5,035,481
Tauron Polska Energia SA	2,765,200	1,994,920

		$74,228,239

Qatar — 1.3%
Al Meera Consumer Goods Co.	16,300	$950,437
Barwa Real Estate Co.	134,737	1,224,812
Doha Bank QSC	79,773	776,556

18	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Portfolio of Investments — continued

Security	Shares	Value

Qatar (continued)
Gulf International Services QSC	169,144	$1,707,069
Industries Qatar	204,177	5,514,013
Masraf Al Rayan QSC	348,259	3,257,832
Ooredoo QSC	124,495	3,024,531
Qatar Electricity & Water Co. QSC	50,080	2,861,582
Qatar Gas Transport Co., Ltd.	496,791	3,143,886
Qatar Insurance Co.	80,354	1,624,408
Qatar International Islamic Bank	32,210	544,773
Qatar Islamic Bank	69,898	1,845,735
Qatar National Bank SAQ	164,143	6,324,827
Qatar National Cement Co. QSC	15,195	355,772
Qatar Navigation QSC	55,051	1,328,490
United Development Co. QSC	183,252	967,492
Vodafone Qatar QSC	694,900	2,024,194

		$37,476,409

Romania — 0.7%
Antibiotice SA	1,843,129	$206,542
Banca Transilvania SA	18,039,199	9,219,275
BRD-Groupe Societe Generale SA	1,198,197	2,882,451
OMV Petrom SA(1)	43,591,503	2,566,117
Societatea Nationala de Gaze Naturale ROMGAZ SA	342,084	2,108,769
Societatea Nationala Nuclearelectrica SA	322,130	397,366
Transelectrica SA	140,400	952,790
Transgaz SA Medias	14,233	950,279

		$19,283,589

Russia — 6.8%
Aeroflot PJSC(1)	597,030	$799,065
AK Transneft OJSC, PFC Shares	1,581	4,111,286
Alrosa PJSC	1,517,000	1,634,529
E.ON Russia JSC	4,102,000	176,417
Evraz PLC(1)	772,698	1,420,234
Federal Grid PJSC	1,285,220,600	3,112,989
Gazprom PJSC ADR	4,533,667	19,589,812
Global Ports Investments PLC GDR(1)(3)	30,769	86,113
Globaltrans Investment PLC GDR(3)	143,453	563,988
Lenta, Ltd. GDR(1)(3)	206,121	1,495,378
Lukoil PJSC ADR	342,927	14,352,737
Magnit PJSC	106,165	14,964,451
Mail.ru Group, Ltd. GDR(1)(3)	271,939	4,948,953
MegaFon PJSC GDR(3)	118,415	1,236,587
MMC Norilsk Nickel PJSC ADR	872,917	11,691,265
Mobile TeleSystems PJSC	3,116,003	11,897,240
Mobile TeleSystems PJSC ADR	101,500	840,420

Security	Shares	Value

Russia (continued)
Moscow Exchange MICEX-RTS PJSC	1,549,210	$2,723,403
Mosenergo PJSC	12,772,962	323,164
Novatek OJSC GDR(3)	63,100	6,455,830
Novolipetsk Steel PJSC GDR	130,402	1,707,791
PhosAgro OJSC GDR(3)	77,473	1,145,765
PIK Group PJSC(1)	113,450	440,863
PIK Group PJSC GDR(1)(3)	100,000	388,436
Polymetal International PLC	367,589	5,151,271
QIWI PLC ADR	72,100	944,510
Rosneft PJSC GDR(3)	951,124	4,893,328
Rosseti PJSC(1)	78,782,500	761,620
Rostelecom PJSC	253,968	365,234
Rostelecom PJSC ADR	31,284	269,355
RusHydro PJSC	167,096,952	1,606,945
Sberbank of Russia PJSC	11,759,800	24,516,153
Severstal PJSC GDR(3)	353,123	3,888,550
Sistema JSFC	5,094,100	1,629,060
Sistema JSFC GDR(3)	166,806	1,257,442
Surgutneftegas OJSC ADR	944,396	4,819,069
Surgutneftegas OJSC ADR, PFC Shares	229,600	1,384,488
Surgutneftegas OJSC, PFC Shares	4,026,217	2,417,814
Tatneft PJSC ADR	179,918	5,553,871
VimpelCom, Ltd. ADR	976,630	3,789,324
VTB Bank PJSC GDR(3)	3,025,174	6,259,167
X5 Retail Group NV GDR(1)(3)	296,727	5,949,656
Yandex NV, Class A(1)	624,100	13,636,585

		$195,200,158

Slovenia — 0.7%
Cinkarna Celje DD	4,134	$363,059
Gorenje DD	120,554	834,174
KRKA DD	146,474	9,292,639
Luka Koper	34,436	873,571
Petrol	15,934	4,671,647
Sava Reinsurance Co.	58,474	935,280
Telekom Slovenije DD	27,595	2,110,682
Zavarovalnica Triglav DD	64,022	1,595,331

		$20,676,383

South Africa — 6.3%
AECI, Ltd.	108,017	$607,735
African Bank Investments, Ltd.(1)(2)	959,888	0
African Rainbow Minerals, Ltd.	33,300	209,115
Anglo American Platinum, Ltd.(1)	15,100	377,504
AngloGold Ashanti, Ltd.(1)	70,634	1,275,545

19	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Portfolio of Investments — continued

Security	Shares	Value

South Africa (continued)
AngloGold Ashanti, Ltd. ADR(1)	79,199	$1,430,334
Aspen Pharmacare Holdings, Ltd.	301,772	7,444,424
Assore, Ltd.	24,358	295,919
Astral Foods, Ltd.	26,100	223,954
Aveng, Ltd.(1)	697,596	165,570
AVI, Ltd.	228,000	1,286,462
Barclays Africa Group, Ltd.	203,773	1,998,641
Barloworld, Ltd.	463,800	2,311,079
Bid Corp., Ltd.(1)	455,103	8,528,546
Bidvest Group, Ltd. (The)	455,103	4,293,463
Clicks Group, Ltd.	218,200	1,813,937
DataTec, Ltd.	305,900	914,328
Discovery, Ltd.	221,254	1,848,276
Exxaro Resources, Ltd.	92,500	426,168
FirstRand, Ltd.	1,633,485	4,985,212
Fortress Income Fund, Ltd., Class A	278,434	299,131
Fortress Income Fund, Ltd., Class B	278,434	681,120
Foschini Group, Ltd. (The)	104,323	984,923
Gold Fields, Ltd.	255,380	1,239,793
Grindrod, Ltd.	350,600	273,138
Growthpoint Properties, Ltd.	942,500	1,646,592
Harmony Gold Mining Co., Ltd.(1)	38,100	135,899
Hosken Consolidated Investments, Ltd.	33,700	274,947
Hyprop Investments, Ltd.	65,400	575,752
Impala Platinum Holdings, Ltd.(1)	133,586	430,404
Imperial Holdings, Ltd.	130,900	1,336,715
Investec, Ltd.	156,600	960,087
JSE, Ltd.	45,700	575,717
Kumba Iron Ore, Ltd.(1)	22,200	167,773
Lewis Group, Ltd.	39,800	119,551
Liberty Holdings, Ltd.	67,700	552,535
Life Healthcare Group Holdings, Ltd.	709,548	1,745,722
Massmart Holdings, Ltd.	48,804	416,890
MMI Holdings, Ltd.	554,133	854,890
Mondi, Ltd.	134,531	2,458,985
Montauk Holdings, Ltd.(1)	40,451	46,519
Mr Price Group, Ltd.	188,400	2,647,072
MTN Group, Ltd.	2,099,580	20,404,527
Murray & Roberts Holdings, Ltd.	689,700	552,010
Nampak, Ltd.	677,282	878,820
Naspers, Ltd., Class N	153,976	23,511,363
Nedbank Group, Ltd.	141,600	1,797,498
Netcare, Ltd.	659,100	1,399,655
Northam Platinum, Ltd.(1)	298,659	878,976
Pick’n Pay Holdings, Ltd.	125,270	295,021
Pick’n Pay Stores, Ltd.	152,660	743,314

Security	Shares	Value

South Africa (continued)
PPC, Ltd.	68,814	$37,557
Rand Merchant Investment Holdings, Ltd.	449,000	1,259,108
Redefine Properties, Ltd.	1,959,096	1,503,718
Remgro, Ltd.	299,505	5,197,046
Reunert, Ltd.	401,800	1,716,570
RMB Holdings, Ltd.	520,200	1,993,741
Sanlam, Ltd.	1,154,590	4,769,848
Santam, Ltd.	27,610	429,832
Sappi, Ltd.(1)	593,587	2,763,400
Sasol, Ltd.	446,059	12,067,571
Shoprite Holdings, Ltd.	419,647	4,752,884
Sibanye Gold, Ltd.	1,052,080	3,582,166
SPAR Group, Ltd. (The)	79,260	1,088,327
Standard Bank Group, Ltd.	784,949	6,836,458
Steinhoff International Holdings NV	1,020,600	5,876,211
Sun International, Ltd.	33,860	198,108
Telkom SA SOC, Ltd.	333,000	1,502,559
Tiger Brands, Ltd.	207,487	5,111,709
Tongaat Hulett, Ltd.	25,322	202,850
Truworths International, Ltd.	299,341	1,741,995
Vodacom Group, Ltd.	444,200	5,061,509
Wilson Bayly Holmes-Ovcon, Ltd.	111,180	952,053
Woolworths Holdings, Ltd.	355,542	2,035,854

		$180,002,625

South Korea — 6.1%
AMOREPACIFIC Corp.	10,613	$4,000,989
AMOREPACIFIC Group	19,571	2,871,924
BNK Financial Group, Inc.	55,807	393,291
Bukwang Pharmaceutical Co., Ltd.	28,043	840,210
Cell Biotech Co., Ltd.	7,242	378,277
Celltrion, Inc.(1)	40,466	3,401,821
Chabiotech Co., Ltd.(1)	115,772	1,569,699
Cheil Worldwide, Inc.	38,050	561,614
CJ CheilJedang Corp.	3,500	1,185,395
CJ Corp.	7,083	1,250,537
CJ Korea Express Corp.(1)	4,378	827,775
CJ O Shopping Co., Ltd.	1,122	171,650
Coway Co., Ltd.	15,560	1,416,778
Daelim Industrial Co., Ltd.	6,870	458,287
Daesang Corp.	29,700	714,133
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	295,169
Daewoo Industrial Development Co., Ltd.(1)	3,501	3,602
DGB Financial Group Co., Ltd.	64,880	491,292
Dong-A ST Co., Ltd.	2,658	314,997
Dongbu Insurance Co., Ltd.	9,442	568,319

20	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)
Doosan Corp.	4,600	$373,630
E-MART, Inc.	8,311	1,254,153
Green Cross Corp.	2,863	471,101
GS Engineering & Construction Corp.(1)	35,833	874,603
GS Holdings Corp.	47,154	1,958,222
Hana Financial Group, Inc.	64,225	1,305,751
Hanjin Kal Corp.	8,977	129,344
Hanjin Transportation Co., Ltd.	10,500	293,434
Hankook Tire Co., Ltd.	27,617	1,228,690
Hanmi Pharmaceutical Co., Ltd.	2,253	1,394,379
Hanmi Science Co., Ltd.	22,829	3,069,318
Hanwha Chemical Corp.	65,820	1,375,266
Hanwha Corp.	27,900	866,743
Hotel Shilla Co., Ltd.	12,750	756,472
Hyosung Corp.	18,800	2,057,735
Hyundai Department Store Co., Ltd.	5,600	630,007
Hyundai Development Co. Engineering & Construction	26,580	922,130
Hyundai Engineering & Construction Co., Ltd.	26,794	783,907
Hyundai Glovis Co., Ltd.	11,450	1,715,147
Hyundai Heavy Industries Co., Ltd.(1)	2,393	221,555
Hyundai Marine & Fire Insurance Co., Ltd.	14,350	365,918
Hyundai Mobis Co., Ltd.	12,626	2,777,760
Hyundai Motor Co.	33,990	4,020,724
Hyundai Motor Co., Second PFC Shares	3,773	316,888
Hyundai Securities Co., Ltd.	48,800	267,061
Hyundai Steel Co.	49,615	1,996,350
Hyundai Wia Corp.	6,700	522,323
InBody Co., Ltd.	11,574	412,535
Industrial Bank of Korea	71,500	696,660
Kangwon Land, Inc.	36,658	1,330,137
KB Financial Group, Inc.	72,400	2,058,762
KB Financial Group, Inc. ADR	7,488	213,108
KB Insurance Co., Ltd.	23,590	574,920
KCC Corp.	1,710	568,773
Kia Motors Corp.	64,887	2,444,903
KIWOOM Securities Co., Ltd.	8,011	501,306
Korea Electric Power Corp.	262,607	13,784,759
Korea Gas Corp.	15,047	523,144
Korea Investment Holdings Co., Ltd.	10,700	394,477
Korea Zinc Co., Ltd.	5,700	2,527,660
Korean Air Lines Co., Ltd.(1)	18,577	420,206
Korean Reinsurance Co.	52,474	558,259
KT Corp.	87,949	2,271,461
KT&G Corp.	49,980	5,919,380
Kumho Petrochemical Co., Ltd.	4,900	256,015
LG Chem, Ltd.	16,004	3,654,812

Security	Shares	Value

South Korea (continued)
LG Corp.	45,183	$2,512,708
LG Display Co., Ltd.	33,200	768,697
LG Electronics, Inc.	9,019	424,765
LG Hausys, Ltd.	4,611	514,541
LG Household & Health Care, Ltd.	3,800	3,710,908
LG Life Sciences, Ltd.(1)	28,600	1,803,175
LG Uplus Corp.	278,220	2,642,440
Lotte Chemical Corp.	10,200	2,538,652
LOTTE Fine Chemical Co., Ltd.	10,800	293,771
Lotte Shopping Co., Ltd.	4,500	795,970
LS Corp.	7,030	345,429
LS Industrial Systems Co., Ltd.	4,500	186,870
Macrogen, Inc.(1)	13,950	478,094
Medy-Tox, Inc.	5,201	1,967,101
Mirae Asset Daewoo Co., Ltd.	58,559	400,453
Mirae Asset Securities Co., Ltd.	20,190	408,179
Naver Corp.	3,131	1,939,703
NCsoft Corp.	5,300	1,091,341
NH Investment & Securities Co., Ltd.	51,222	411,012
Nong Shim Co., Ltd.	1,100	357,407
OCI Co., Ltd.(1)	1,020	80,858
ORION Corp.	1,200	984,989
Osstem Implant Co., Ltd.(1)	12,166	828,694
POSCO	23,524	4,167,288
Posco Daewoo Corp.	10,502	230,688
S-Oil Corp.	24,372	1,615,111
S1 Corp.	10,130	949,744
Samsung C&T Corp.	21,421	2,306,147
Samsung Card Co., Ltd.	10,660	386,297
Samsung Electro-Mechanics Co., Ltd.	16,480	722,089
Samsung Electronics Co., Ltd.	11,354	14,139,717
Samsung Fire & Marine Insurance Co., Ltd.	8,763	2,012,684
Samsung Heavy Industries Co., Ltd.(1)	9,500	76,469
Samsung Life Insurance Co., Ltd.	23,664	2,070,849
Samsung SDI Co., Ltd.	7,925	750,334
Samsung Securities Co., Ltd.	14,212	441,005
Seegene, Inc.(1)	19,291	560,319
Shinhan Financial Group Co., Ltd.	102,298	3,362,433
Shinsegae Co., Ltd.	2,179	370,802
SK Chemicals Co., Ltd.	12,100	767,203
SK Holdings Co., Ltd.	6,366	1,125,184
SK Hynix, Inc.	58,370	1,661,034
SK Innovation Co., Ltd.	67,596	8,328,785
SK Telecom Co., Ltd.	33,743	6,339,188
SK Telecom Co., Ltd. ADR	19,826	414,760
ViroMed Co., Ltd.(1)	12,347	1,536,409

21	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)
Woori Bank	20,809	$173,014
Yuhan Corp.	6,770	1,809,137
Zyle Daewoo Motor Sales Corp.(1)	4,895	5,525

		$174,583,619

Sri Lanka — 0.6%
Access Engineering PLC	2,960,807	$446,214
Aitken Spence PLC	867,213	416,619
Ceylon Tobacco Co. PLC	45,991	330,921
Chevron Lubricants Lanka PLC	1,378,614	1,411,688
Commercial Bank of Ceylon PLC	2,187,842	1,828,881
DFCC Bank PLC	648,984	564,302
Dialog Axiata PLC	15,786,381	1,150,089
Distilleries Co. of Sri Lanka PLC	1,514,334	2,157,661
Hatton National Bank PLC	1,062,432	1,548,150
John Keells Holdings PLC	5,326,568	4,944,877
National Development Bank PLC	873,545	1,018,767
Nations Trust Bank PLC	934,186	488,354
Sampath Bank PLC	691,913	1,083,059

		$17,389,582

Taiwan — 6.2%
Acer, Inc.(1)	948,490	$448,045
Advanced Semiconductor Engineering, Inc.	1,298,281	1,477,048
Advantech Co., Ltd.	205,428	1,566,443
Altek Corp.	206,437	138,606
Ambassador Hotel	221,000	184,671
AmTRAN Technology Co., Ltd.	376,765	236,312
Asia Cement Corp.	1,183,967	1,029,204
Asia Optical Co., Inc.(1)	187,913	155,272
Asustek Computer, Inc.	216,174	1,789,239
AU Optronics Corp.	3,013,925	1,043,383
AU Optronics Corp. ADR	33,754	117,801
Capital Securities Corp.	605,143	154,980
Catcher Technology Co., Ltd.	215,100	1,603,824
Cathay Financial Holding Co., Ltd.	2,111,019	2,313,834
Cathay Real Estate Development Co., Ltd.	660,000	298,970
Chang Hwa Commercial Bank, Ltd.	1,864,579	973,583
Cheng Shin Rubber Industry Co., Ltd.	1,781,251	3,755,641
Cheng Uei Precision Industry Co., Ltd.	149,516	195,593
Chicony Electronics Co., Ltd.	158,924	359,659
China Airlines, Ltd.(1)	940,963	283,211
China Development Financial Holding Corp.	5,090,106	1,234,581
China Life Insurance Co., Ltd.	945,913	736,371
China Motor Corp.	1,026,930	778,999

Security	Shares	Value

Taiwan (continued)
China Petrochemical Development Corp.(1)	1,522,857	$343,051
China Steel Corp.	6,433,886	4,192,166
Chipbond Technology Corp.	240,000	308,376
Chong Hong Construction Co., Ltd.	165,761	328,009
Chunghwa Telecom Co., Ltd.	2,476,909	8,958,148
Clevo Co.	206,579	174,785
Compal Electronics, Inc.	1,488,557	941,670
Coretronic Corp.	211,734	194,427
CTBC Financial Holding Co., Ltd.	5,688,216	2,991,791
Delta Electronics, Inc.	434,356	2,119,362
E.Sun Financial Holding Co., Ltd.	2,254,674	1,335,683
Elan Microelectronics Corp.	142,410	159,187
Epistar Corp.	321,439	229,322
Eternal Materials Co., Ltd.	320,232	331,373
EVA Airways Corp.(1)	1,684,216	768,978
Evergreen Marine Corp.	1,171,314	436,153
Everlight Chemical Industrial Corp.	361,004	239,056
Everlight Electronics Co., Ltd.	103,212	168,600
Far Eastern Department Stores, Ltd.	1,496,944	809,030
Far Eastern International Bank	993,739	282,279
Far Eastern New Century Corp.	2,069,313	1,548,558
Far EasTone Telecommunications Co., Ltd.	1,199,364	2,904,135
Faraday Technology Corp.	262,329	276,727
Feng Hsin Steel Co., Ltd.	172,000	217,434
FIH Mobile, Ltd.	1,168,000	379,467
First Financial Holding Co., Ltd.	3,328,566	1,750,323
Formosa Chemicals & Fibre Corp.	1,780,214	4,494,532
Formosa International Hotels Corp.	40,132	229,327
Formosa Petrochemical Corp.	985,153	2,686,048
Formosa Plastics Corp.	2,620,853	6,355,858
Formosa Taffeta Co., Ltd.	545,000	527,727
Formosan Rubber Group, Inc.	450,000	211,424
Foxconn Technology Co., Ltd.	336,853	795,715
Fubon Financial Holding Co., Ltd.	1,538,833	1,814,330
Giant Manufacturing Co., Ltd.	228,093	1,422,866
Gintech Energy Corp.(1)	286,877	234,998
Goldsun Building Materials Co., Ltd.	617,053	157,982
Great Wall Enterprise Co., Ltd.	321,362	293,336
Highwealth Construction Corp.	325,556	538,594
Hiwin Technologies Corp.	181,280	843,091
Hon Hai Precision Industry Co., Ltd.	2,686,942	6,922,326
Hotai Motor Co., Ltd.	98,000	965,849
HTC Corp.	246,311	797,389
Hua Nan Financial Holdings Co., Ltd.	2,672,442	1,388,710
Huaku Development Co., Ltd.	187,010	320,109
Innolux Corp.	2,855,987	964,997

22	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)
Inotera Memories, Inc.(1)	559,619	$438,260
Inventec Corp.	1,330,753	951,501
King Yuan Electronics Co., Ltd.	711,274	633,490
Kinsus Interconnect Technology Corp.	166,280	365,952
Largan Precision Co., Ltd.	21,042	1,946,031
LCY Chemical Corp.(1)	253,644	320,451
Lite-On Technology Corp.	747,776	1,029,904
Macronix International Corp., Ltd.(1)	1,015,868	89,777
MediaTek, Inc.	378,371	2,891,341
Mega Financial Holding Co., Ltd.	3,731,240	2,822,202
Merida Industry Co., Ltd.	435,907	1,845,633
Mitac Holdings Corp.	313,036	232,043
Nan Kang Rubber Tire Co., Ltd.(1)	889,819	774,061
Nan Ya Plastics Corp.	3,006,303	5,727,077
Nanya Technology Corp.	311,276	383,145
Novatek Microelectronics Corp., Ltd.	263,479	987,489
Oriental Union Chemical Corp.	453,200	276,401
Pegatron Corp.	553,486	1,175,564
Phison Electronics Corp.	43,692	378,710
Pou Chen Corp.	2,168,764	2,919,180
Powertech Technology, Inc.	366,725	818,817
President Chain Store Corp.	619,120	4,837,403
Quanta Computer, Inc.	905,065	1,724,675
Radiant Opto-Electronics Corp.	206,350	325,539
Radium Life Tech Co., Ltd.	342,068	110,837
Realtek Semiconductor Corp.	165,542	516,305
Ruentex Development Co., Ltd.	338,533	395,986
Ruentex Industries, Ltd.	1,161,953	1,754,010
Sanyang Motor Co., Ltd.(1)	1,509,000	971,083
Shin Kong Financial Holding Co., Ltd.	3,270,375	643,758
Shin Kong Synthetic Fibers Corp.	965,996	258,501
Siliconware Precision Industries Co., Ltd.	613,260	935,202
Simplo Technology Co., Ltd.	123,820	435,788
Sino-American Silicon Products, Inc.	183,259	206,839
SinoPac Financial Holdings Co., Ltd.	3,988,310	1,183,615
Solar Applied Materials Technology Corp.(2)	329,817	71,568
Synnex Technology International Corp.	651,960	707,338
Tainan Spinning Co., Ltd.	1,445,010	553,521
Taishin Financial Holding Co., Ltd.	3,522,983	1,362,052
Taiwan Business Bank(1)	1,852,887	471,831
Taiwan Cement Corp.	1,724,118	1,724,442
Taiwan Cooperative Financial Holding Co., Ltd.	2,311,878	1,021,799
Taiwan Fertilizer Co., Ltd.	436,000	582,073
Taiwan Glass Industry Corp.(1)	252,874	108,503
Taiwan Mobile Co., Ltd.	1,170,052	4,089,615
Taiwan Semiconductor Manufacturing Co., Ltd.	3,595,873	18,122,108

Security	Shares	Value

Taiwan (continued)
Taiwan Tea Corp.	661,346	$307,082
Tatung Co., Ltd.(1)	1,214,645	193,374
Teco Electric & Machinery Co., Ltd.	1,226,000	1,036,775
Tong Yang Industry Co., Ltd.	379,826	565,992
TPK Holding Co., Ltd.	83,515	163,106
Transcend Information, Inc.	63,886	194,287
Tripod Technology Corp.	152,979	298,101
TSRC Corp.	381,087	351,532
TTY Biopharm Co., Ltd.	307,255	1,090,993
Tung Ho Steel Enterprise Corp.	293,385	173,976
U-Ming Marine Transport Corp.	202,000	156,472
Uni-President Enterprises Corp.	3,855,626	7,615,020
Unimicron Technology Corp.	527,171	232,511
United Microelectronics Corp.	3,348,361	1,313,165
United Microelectronics Corp. ADR	93,397	185,860
Vanguard International Semiconductor Corp.	784,175	1,296,203
Walsin Lihwa Corp.(1)	1,085,980	296,116
Wan Hai Lines, Ltd.	606,375	336,459
Waterland Financial Holdings	1,579,440	390,935
Wintek Corp.(1)(2)	706,482	0
Wistron Corp.	908,693	635,663
WPG Holdings Co., Ltd.	548,136	640,173
Yageo Corp.	212,433	353,408
Yang Ming Marine Transport(1)	1,116,288	273,155
YFY, Inc.	1,451,414	438,460
Yieh Phui Enterprise	1,004,233	247,079
Yuanta Financial Holding Co., Ltd.	4,019,729	1,305,272
Yulon Motor Co., Ltd.	1,212,420	1,034,895

		$176,476,052

Thailand — 3.0%
Advanced Info Service PCL(6)	809,800	$3,648,434
Airports of Thailand PCL(6)	346,800	3,856,222
AP Thailand PCL(6)	4,609,660	966,625
Bangkok Bank PCL(6)	198,400	898,295
Bangkok Dusit Medical Services PCL(6)	6,953,300	4,739,598
Bangkok Expressway & Metro PCL(6)	7,754,354	1,525,154
Banpu PCL(6)	2,037,000	856,243
BEC World PCL(6)	1,693,300	1,101,827
Berli Jucker PCL(6)	1,150,000	1,336,583
Bumrungrad Hospital PCL(6)	676,700	3,523,397
Cal-Comp Electronics (Thailand) PCL(6)	1,957,091	149,414
Central Pattana PCL(6)	538,000	916,722
Charoen Pokphand Foods PCL(6)	2,464,100	2,019,990
CP ALL PCL(6)	2,539,200	3,642,327
Delta Electronics (Thailand) PCL(6)	1,516,370	2,954,686

23	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Portfolio of Investments — continued

Security	Shares	Value

Thailand (continued)
Electricity Generating PCL(6)	382,000	$2,040,175
Glow Energy PCL(6)	803,700	1,965,776
Hana Microelectronics PCL(6)	1,416,900	1,194,275
Home Product Center PCL(6)	1,565,760	442,640
Indorama Ventures PCL(6)	1,721,800	1,428,804
Intouch Holdings PCL(6)	1,520,200	2,353,064
IRPC PCL(6)	9,870,200	1,342,024
Italian-Thai Development PCL(1)(6)	4,014,629	761,997
Kasikornbank PCL(6)	364,900	1,771,937
KCE Electronics PCL(6)	328,300	780,605
Kiatnakin Bank PCL(6)	555,000	688,439
Krung Thai Bank PCL(6)	1,610,225	750,055
Land & Houses PCL(6)	896,600	231,317
Major Cineplex Group PCL(6)	1,728,400	1,628,076
Minor International PCL(6)	3,179,761	3,654,849
Precious Shipping PCL(1)(6)	933,750	169,330
PTT Exploration & Production PCL(6)	1,033,716	2,482,653
PTT Global Chemical PCL(6)	1,519,650	2,579,269
PTT PCL(6)	550,700	4,939,096
Quality House PCL(6)	9,121,583	693,333
Ratchaburi Electricity Generating Holding PCL(6)	578,300	841,053
Samart Corp. PCL(6)	718,600	347,213
Siam Cement PCL(6)	285,200	3,874,559
Siam City Cement PCL(6)	64,900	547,475
Siam Commercial Bank PCL(6)	439,500	1,747,227
Sino Thai Engineering & Construction PCL(6)	1,387,400	942,812
Superblock PCL(1)(6)	8,463,500	436,787
SVI PCL(6)	1,450,800	213,123
Thai Airways International PCL(1)(6)	1,290,500	887,952
Thai Beverage PCL	5,055,800	3,428,291
Thai Oil PCL(6)	812,500	1,392,832
Thai Union Group PCL(6)	2,183,692	1,371,288
Thanachart Capital PCL(6)	460,200	459,392
Thoresen Thai Agencies PCL(6)	2,257,887	583,731
TMB Bank PCL(6)	5,321,200	328,424
Total Access Communication PCL(6)	790,500	727,524
TPI Polene PCL(6)	19,506,000	1,248,424
True Corp. PCL(6)	7,849,382	1,611,420
TTCL PCL(6)	254,300	159,024
TTW PCL(6)	4,040,000	1,287,097

		$86,468,879

Turkey — 3.1%
Akbank TAS	1,569,418	$4,498,136
Akcansa Cimento AS	90,700	430,557
Akenerji Elektrik Uretim AS(1)	524,095	173,269

Security	Shares	Value

Turkey (continued)
Aksa Akrilik Kimya Sanayii AS	228,054	$610,028
Alarko Holding AS	207,704	239,291
Anadolu Anonim Turk Sigorta Sirketi(1)	368,571	220,147
Anadolu Efes Biracilik ve Malt Sanayii AS	284,148	1,923,417
Arcelik AS	627,359	4,130,759
Asya Katilim Bankasi AS(1)	621,338	170,218
Aygaz AS	177,606	690,160
Bagfas Bandirma Gubre Fabrikalari AS(1)	38,600	158,470
BIM Birlesik Magazalar AS	318,192	6,205,476
Cimsa Cimento Sanayi ve Ticaret AS	116,200	611,850
Coca-Cola Icecek AS	112,100	1,369,360
Dogan Sirketler Grubu Holding AS(1)	2,165,468	346,330
Dogus Otomotiv Servis ve Ticaret AS	140,556	518,877
Eczacibasi Ilac Sanayi ve Ticaret AS	588,300	683,946
Enka Insaat ve Sanayi AS	1,750,953	2,678,170
Eregli Demir ve Celik Fabrikalari TAS	4,238,583	5,995,860
Ford Otomotiv Sanayi AS	189,160	2,013,263
Gubre Fabrikalari TAS	386,800	766,643
Haci Omer Sabanci Holding AS	1,118,249	3,669,886
Ihlas Holding AS(1)	3,341,600	372,859
Is Gayrimenkul Yatirim Ortakligi AS	579,695	339,213
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	3,600,406	1,607,547
KOC Holding AS	1,097,419	5,018,770
Koza Altin Isletmeleri AS(1)	122,800	544,492
Net Holding AS(1)	282,129	288,859
Petkim Petrokimya Holding AS	1,788,061	2,389,211
Sekerbank TAS(1)	673,641	307,240
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	232,749
TAV Havalimanlari Holding AS	212,009	910,493
Tekfen Holding AS	409,091	1,049,928
Tofas Turk Otomobil Fabrikasi AS	299,386	2,461,668
Trakya Cam Sanayii AS	647,826	514,566
Tupras-Turkiye Petrol Rafinerileri AS	290,241	6,443,300
Turcas Petrol AS	420,874	213,870
Turk Hava Yollari AO(1)	748,507	1,491,064
Turk Sise ve Cam Fabrikalari AS	1,592,838	1,969,445
Turk Telekomunikasyon AS	1,057,800	2,229,659
Turkcell Iletisim Hizmetleri AS(1)	1,653,794	6,080,187
Turkcell Iletisim Hizmetleri AS ADR(1)	38,494	352,220
Turkiye Garanti Bankasi AS	1,812,125	4,786,604
Turkiye Halk Bankasi AS	536,500	1,596,695
Turkiye Is Bankasi, Class B	1,244,619	1,977,160
Turkiye Sinai Kalkinma Bankasi AS	1,719,381	795,287
Turkiye Vakiflar Bankasi TAO, Class D	1,021,671	1,604,432
Ulker Biskuvi Sanayi AS	204,629	1,495,341

24	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Portfolio of Investments — continued

Security	Shares	Value

Turkey (continued)
Vestel Elektronik Sanayi ve Ticaret AS(1)	573,007	$1,290,770
Yapi ve Kredi Bankasi AS(1)	827,536	1,147,327
Yazicilar Holding AS	107,100	454,872

		$88,069,941

Ukraine — 0.3%
Astarta Holding NV(1)	105,037	$1,250,868
Avangardco Investments Public, Ltd. GDR(1)(3)	39,181	34,372
Ferrexpo PLC	1,159,391	502,879
Kernel Holding SA	234,754	3,152,833
MHP SA GDR(3)	304,082	2,805,997

		$7,746,949

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	2,035,444	$3,365,890
Abu Dhabi National Hotels	832,200	734,104
Agthia Group PJSC	623,000	1,313,248
Air Arabia PJSC	6,041,100	2,161,232
Ajman Bank PJSC(1)	677,245	307,364
Al Waha Capital PJSC	1,401,285	753,464
Aldar Properties PJSC	3,816,500	2,813,916
Arabtec Holding PJSC(1)	7,431,105	2,774,988
Dana Gas PJSC(1)	3,612,782	544,243
DP World, Ltd.	416,236	6,918,599
Dubai Financial Market PJSC	1,713,500	591,856
Dubai Investments PJSC	1,313,593	735,608
Dubai Islamic Bank PJSC	1,037,500	1,449,859
Emaar Properties PJSC	3,506,022	5,963,414
First Gulf Bank PJSC	1,231,388	4,233,264
National Bank of Abu Dhabi PJSC	1,606,429	4,234,493
National Bank of Ras Al-Khaimah PSC (The)	62,608	88,770
National Central Cooling Co. (Tabreed)	1,050,547	401,329
Ras Al Khaimah Properties PJSC	1,262,100	207,540
Ras Al Khaimah White Cement	732,778	243,338
Union National Bank PJSC	1,180,087	1,319,473

		$41,155,992

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC	1,013,311	$2,155,642
Bao Viet Holdings	371,340	987,450
Danang Rubber JSC	463,076	818,550
Development Investment Construction Corp.(1)	589,411	220,259
FPT Corp.	2	4
Gemadept Corp.	972,649	1,176,104
HAGL JSC(1)	1,153,680	379,845

Security	Shares	Value

Vietnam (continued)
Hoa Phat Group JSC	1,459,005	$2,593,277
KIDO Group Corp.	387,216	487,872
Kim Long Securities Corp.(1)	1,311,300	637,051
Kinh Bac City Development Share Holding Corp.(1)	590,200	410,918
Masan Group Corp.(1)	456,400	1,362,167
PetroVietnam Construction JSC(1)	870,460	86,327
PetroVietnam Drilling & Well Services JSC	749,107	1,049,804
PetroVietnam Fertilizer & Chemical JSC	342,540	426,057
PetroVietnam Gas JSC	69,600	195,920
Pha Lai Thermal Power JSC	754,210	488,381
Refrigeration Electrical Engineering Corp.	243,788	224,689
Song Da Urban & Industrial Zone Investment and Development JSC(1)	339,950	327,280
Tan Tao Investment & Industry JSC(1)	1,048,757	202,913
Vietnam Construction and Import-Export JSC	459,600	293,286
Vietnam Dairy Products JSC	537,900	3,402,165
Vietnam Joint Stock Commercial Bank for Industry and Trade	1,081,023	816,981
Vingroup JSC(1)	1,930,416	4,278,646
Vinh Son - Song Hinh Hydropower JSC	750,120	495,799

		$23,517,387

Total Common Stocks (identified cost $2,687,002,045)		$2,810,696,004

Equity-Linked Securities(5)(7) — 0.7%

Security	Maturity Date	Shares	Value

Saudi Arabia — 0.7%
Abdullah Al Othaim Markets	7/31/17	14,400	$385,343
Al Rajhi Bank	1/22/18	126,533	1,969,195
Al Tayyar	3/5/18	43,582	416,539
Alinma Bank	1/22/18	182,900	637,553
Almarai Co.	7/31/17	56,893	832,322
Arab National Bank	5/12/17	96,000	494,592
Bank Albilad	3/5/18	38,550	185,763
Banque Saudi Fransi	1/22/18	65,833	394,458
Company for Cooperative Insurance (The)	7/31/17	21,600	520,427
Dar Al Arkan Real Estate Development	7/20/18	70,500	122,638
Etihad Etisalat Co.	11/20/17	119,020	871,006
Fawaz Abdulaziz Alhokair Co.	3/20/17	53,700	647,815
Fitaihi Holding Group	9/14/18	57,200	243,612
Jarir Marketing Co.	1/22/18	17,100	539,654
Mobile Telecommunications Co.	4/30/18	47,949	100,667

25	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Portfolio of Investments — continued

Security	Maturity Date	Shares	Value

Saudi Arabia (continued)
National Industrialization Co.	10/31/16	117,783	$410,568
Rabigh Refining and Petrochemicals Co.	7/24/17	84,000	260,333
Riyad Bank	11/20/17	137,000	399,026
Sahara Petrochemical Co.	9/14/18	101,700	286,723
Samba Financial Group	6/29/17	89,776	477,487
Saudi Airlines Catering Co.	5/28/18	14,700	385,532
Saudi Arabian Fertilizer Co.	7/31/17	24,333	385,174
Saudi Arabian Mining Co.	4/30/18	45,000	443,286
Saudi Basic Industries Corp.	1/22/18	91,400	1,982,877
Saudi British Bank	1/22/18	95,300	513,858
Saudi Cable Co.	7/20/18	56,000	99,655
Saudi Cement Co.	7/20/18	20,250	339,439
Saudi Ceramic Co.	3/5/18	12,000	128,128
Saudi Chemical Co.	4/23/18	11,900	134,832
Saudi Electricity Co.	1/22/18	167,000	878,203
Saudi Industrial Investment Group	10/9/17	49,800	178,904
Saudi International Petrochemicals Co.	1/22/18	67,870	236,126
Saudi Kayan Petrochemical Co.	1/22/18	145,500	253,104
Saudi Pharmaceutical Industries and Medical Appliances Corp.	2/12/18	50,599	499,792
Saudi Telecom Co.	4/23/18	86,900	1,485,612
Savola Group	2/6/17	93,100	905,942
Yamamah Saudi Cement Co. Ltd.	1/22/18	23,300	171,755
Yanbu National Petrochemical Co.	7/31/17	29,100	326,226

Total Equity-Linked Securities (identified cost $27,682,693)			$19,544,166

Rights(1) — 0.0%(4)

Security	Shares	Value

Berli Jucker PCL, Exp. 7/21/16	1,150,000	$188,176
Empresa Nacional de Telecomunicaciones SA, Exp. 7/22/16	88,563	85,636
Flour Mills of Nigeria PLC	781,206	0

Total Rights (identified cost $0)		$273,812

Warrants(1) — 0.0%(4)

Security	Shares	Value

Banpu PCL, Exp. 6/5/17, Strike THB 5.00	679,000	$177,769
WCT Holdings Bhd, Exp. 8/27/20, Strike MYR 2.08	164,118	6,920

Total Warrants (identified cost $0)		$184,689

Short-Term Investments — 0.1%

Description	Principal Amount (000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/16	$3,846	$3,845,793

Total Short-Term Investments (identified cost $3,845,793)		$3,845,793

Total Investments — 99.4% (identified cost $2,718,530,531)		$2,834,544,464

Other Assets, Less Liabilities — 0.6%		$16,424,809

Net Assets — 100.0%		$2,850,969,273

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2016, the aggregate value of these securities is $56,684,024 or 2.0% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2016, the aggregate value of these securities is $20,220,493 or 0.7% of the Fund’s net assets.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

26	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Portfolio of Investments — continued

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	10.4%	$297,956,211
Hong Kong Dollar	7.3	207,434,248
New Taiwan Dollar	6.2	175,792,924
Brazilian Real	6.1	174,491,685
South Korean Won	6.1	173,955,751
South African Rand	6.0	172,696,080
Mexican Peso	5.8	164,808,901
Indian Rupee	5.6	158,537,656
Indonesian Rupiah	3.3	93,203,910
Philippine Peso	3.2	90,530,257
New Turkish Lira	3.1	87,717,721
Thai Baht	2.9	83,406,533
Malaysian Ringgit	2.8	80,582,623
Polish Zloty	2.8	78,631,940
Euro	2.5	70,096,916
Chilean Peso	2.3	66,937,038
Russian Ruble	2.0	57,948,464
Kuwaiti Dinar	1.8	52,186,861
Pakistani Rupee	1.5	43,127,015
United Arab Emirates Dirham	1.5	41,863,774
Qatari Riyal	1.3	37,476,409
Colombian Peso	1.3	36,422,758
Egyptian Pound	1.2	35,561,430
Czech Koruna	1.2	33,787,999
Hungarian Forint	1.1	30,551,196
Other currency, less than 1% each	10.1	288,838,164

Total Investments	99.4%	$2,834,544,464

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	22.0%	$627,118,156
Consumer Staples	10.8	307,760,874
Materials	10.4	297,425,101
Telecommunication Services	10.1	286,761,845
Consumer Discretionary	9.8	278,769,110
Energy	9.8	278,430,100
Industrials	9.3	265,600,196
Information Technology	7.1	202,080,061
Utilities	6.0	172,585,818
Health Care	4.0	114,167,410
Short-Term Investments	0.1	3,845,793

Total Investments	99.4%	$2,834,544,464

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PDR	–	Philippine Deposit Receipt
PFC Shares	–	Preference Shares

Currency Abbreviations:

MYR	–	Malaysian Ringgit
THB	–	Thai Baht

27	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Statement of Assets and Liabilities

Assets	June 30, 2016
Investments, at value (identified cost, $2,718,530,531)	$2,834,544,464
Cash	425,904
Foreign currency, at value (identified cost, $4,983,980)	4,566,057
Dividends and interest receivable	10,442,570
Receivable for investments sold	4,335,174
Receivable for Fund shares sold	701,757
Tax reclaims receivable	1,159,579
Total assets	$2,856,175,505

Liabilities
Payable for Fund shares redeemed	$1,945,851
Payable to affiliates:
Investment adviser fee	1,041,578
Administration fee	1,157,309
Accrued foreign capital gains taxes	1,054,427
Accrued expenses	7,067
Total liabilities	$5,206,232
Net Assets	$2,850,969,273

Sources of Net Assets
Paid-in capital	$2,776,958,969
Accumulated net realized loss	(52,695,105)
Accumulated undistributed net investment income	12,264,746
Net unrealized appreciation	114,440,663
Total	$2,850,969,273

Institutional Class Shares
Net Assets	$2,850,969,273
Shares Outstanding	68,921,296
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$41.37

*	Redemption price per share is equal to the net asset value less any applicable redemption fee.

28	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Statement of Operations

Investment Income	Year Ended June 30, 2016
Dividends (net of foreign taxes, $10,303,599)	$86,732,201
Interest	609
Total investment income	$86,732,810

Expenses
Investment adviser fee	$13,283,968
Administration fee	14,759,964
Interest expense	72,060
Total expenses	$28,115,992

Net investment income	$58,616,818

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $295,425)	$22,038,562
Foreign currency transactions	(3,131,010)
Net realized gain	$18,907,552
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $1,243,835)	$(442,673,388)
Foreign currency	(113,546)
Net change in unrealized appreciation (depreciation)	$(442,786,934)

Net realized and unrealized loss	$(423,879,382)

Net decrease in net assets from operations	$(365,262,564)

29	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Statements of Changes in Net Assets

	Year Ended June 30,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$58,616,818	$65,219,049
Net realized gain (loss) from investment and foreign currency transactions	18,907,552	(30,563,256)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(442,786,934)	(441,513,321)
Net decrease in net assets from operations	$(365,262,564)	$(406,857,528)
Distributions to shareholders —
From net investment income	$(57,084,671)	$(75,586,163)
Total distributions to shareholders	$(57,084,671)	$(75,586,163)
Transactions in shares of beneficial interest —
Proceeds from sale of shares	$306,372,745	$621,528,328
Net asset value of shares issued to shareholders in payment of distributions declared	44,659,318	58,716,026
Cost of shares redeemed	(787,590,641)	(392,182,096)
Redemption fees	11,906,949	6,021,876
Net increase (decrease) in net assets from Fund share transactions	$(424,651,629)	$294,084,134

Net decrease in net assets	$(846,998,864)	$(188,359,557)

Net Assets
At beginning of year	$3,697,968,137	$3,886,327,694
At end of year	$2,850,969,273	$3,697,968,137

Accumulated undistributed net investment income included in net assets
At end of year	$12,264,746	$11,967,730

30	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Financial Highlights

	Institutional Class
	Year Ended June 30,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$46.230	$52.430	$45.870	$44.060	$51.610

Income (Loss) From Operations
Net investment income(1)	$0.799	$0.838	$0.805	$0.941	$0.874
Net realized and unrealized gain (loss)	(5.019)	(6.134)	6.518	1.724	(7.866)

Total income (loss) from operations	$(4.220)	$(5.296)	$7.323	$2.665	$(6.992)

Less Distributions
From net investment income	$(0.802)	$(0.981)	$(0.854)	$(0.941)	$(0.631)

Total distributions	$(0.802)	$(0.981)	$(0.854)	$(0.941)	$(0.631)

Redemption fees(1)	$0.162	$0.077	$0.091	$0.086	$0.073

Net asset value — End of year	$41.370	$46.230	$52.430	$45.870	$44.060

Total Return(2)	(8.64)%	(9.93)%	16.30%	6.14%	(13.32)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,850,969	$3,697,968	$3,886,328	$3,090,101	$2,648,747
Ratios (as a percentage of average daily net assets):
Expenses	0.95%	0.95%	0.95%	0.96%	0.96%
Net investment income	1.99%	1.71%	1.65%	1.98%	1.94%
Portfolio Turnover	2%	10%	6%	5%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

31	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Institutional Class shares, which are offered at net asset value and are not subject to a sales charge but are subject to a redemption fee (see Note 1J).

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain

32

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Notes to Financial Statements — continued

portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of June 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Equity-Linked Securities — Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Fund may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Redemption Fees — Fund shares acquired on or after April 1, 2005 are subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. Fund shares purchased prior to April 1, 2005 are subject to a redemption fee equal to 1% of the net asset value of the shares exchanged or redeemed, and were subject to a purchase fee of 1% of the net asset value of the shares purchased at the time they were purchased. Shares acquired on or before June 30, 1998 are not subject to a redemption fee. The redemption fee is accounted for as an addition to paid-in capital.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

33

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended June 30, 2016 and June 30, 2015 was as follows:

Distributions declared from:
Ordinary income	$57,084,671	$75,586,163

During the year ended June 30, 2016, accumulated net realized loss was decreased by $1,235,131 and accumulated undistributed net investment income was decreased by $1,235,131 due to differences between book and tax accounting, primarily for foreign currency gain (loss), foreign capital gains taxes and investments in passive foreign investment companies (PFICs). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of June 30, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$40,231,063
Capital loss carryforwards and deferred capital losses	$(49,424,836)
Net unrealized appreciation	$83,204,077

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in PFICs.

At June 30, 2016, the Fund, for federal income tax purposes, had capital loss carryforwards of $22,535 and deferred capital losses of $49,402,301 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on June 30, 2018 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at June 30, 2016, $12,608,555 are short-term and $36,793,746 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,749,767,117

Gross unrealized appreciation	$684,710,063
Gross unrealized depreciation	(599,932,716)

Net unrealized appreciation	$84,777,347

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the year ended June 30, 2016, the investment adviser fee amounted to $13,283,968. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the year ended June 30, 2016, the administration fee amounted to $14,759,964. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended June 30, 2016, no significant amounts have been deferred. Trustees’ fees incurred by the Fund are paid by EVM. Certain officers and Trustees of the Fund are officers of EVM.

34

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Notes to Financial Statements — continued

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $52,364,802 and $455,455,103, respectively, for the year ended June 30, 2016.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Year Ended June 30,
	2016	2015

Sales	7,708,481	12,824,271
Issued to shareholders electing to receive payments of distributions in Fund shares	1,166,040	1,270,360
Redemptions	(19,941,971)	(8,236,800)

Net increase (decrease)	(11,067,450)	5,857,831

For the years ended June 30, 2016 and June 30, 2015, the Fund received $11,906,949 and $6,021,876, respectively, in redemption fees.

6  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended June 30, 2016.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

35

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Notes to Financial Statements — continued

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$21,767,967	$1,196,887,211		$71,568	$1,218,726,746
Emerging Europe	26,318,249	514,795,221		1,235	541,114,705
Latin America	556,652,246	—		639,673	557,291,919
Middle East/Africa	11,675,008	481,887,626		0	493,562,634

Total Common Stocks	$616,413,470	$2,193,570,058	**	$712,476	$2,810,696,004

Equity-Linked Securities	$—	$19,544,166		$—	$19,544,166
Rights	273,812	—		—	273,812
Warrants	184,689	—		—	184,689
Short-Term Investments	—	3,845,793		—	3,845,793

Total Investments	$616,871,971	$2,216,960,017		$712,476	$2,834,544,464

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended June 30, 2016 is not presented. At June 30, 2016, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

36

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Series Trust II and Shareholders of Parametric Tax-Managed Emerging Markets Fund:

We have audited the accompanying statement of assets and liabilities of Parametric Tax-Managed Emerging Markets Fund (the “Fund”) (one of the funds constituting Eaton Vance Series Trust II), including the portfolio of investments, as of June 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Parametric Tax-Managed Emerging Markets Fund as of June 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 18, 2016

37

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2017 will show the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and the foreign tax credit.

Qualified Dividend Income.  For the fiscal year ended June 30, 2016, the Fund designates approximately $57,354,772, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2016 ordinary income dividends, 0.28% qualifies for the corporate dividends received deduction.

Foreign Tax Credit.  For the fiscal year ended June 30, 2016, the Fund paid foreign taxes of $10,596,239 and recognized foreign source income of $97,021,695.

38

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

39

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Parametric Tax-Managed Emerging Markets Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. In particular, the Board considered the abilities and experience of such investment professionals in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

40

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, and in light of the level of the Adviser’s 2015 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

41

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Series Trust II (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 175 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 175 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds at a mutually convenient time in 2017.

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm)
(1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

42

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years

Michael W. Weilheimer 1961	President	1995	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

43

Parametric Tax-Managed Emerging Markets Fund

June 30, 2016

Management and Organization — continued

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

44

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

45

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2050    6.30.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Parametric Tax-Managed Emerging Markets Fund (the “Fund”), is a series of Eaton Vance Series Trust II (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 2 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual reports.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance Family of Funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds (the “Funds”) within the Eaton Vance Funds’ investment company complex implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee that it believes that, in light of the facts surrounding its lending relationships, its ability to exercise objective and impartial judgment on all issues encompassed within D&T’s audit engagement has not been impaired. D&T has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)) related to the auditor independence issue described above. In that letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and
3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the no-action letter appear to be met with respect to D&T’s lending relationships described above. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal years ended June 30, 2015 and June 30, 2016 by D&T, for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Parametric Tax-Managed Emerging Markets Fund

Fiscal Years Ended	6/30/2015	6/30/2016
Audit Fees	$78,470	$78,070
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$18,339	$26,814
All Other Fees(3)	$0	$0

Total(4)	$96,809	$104,884

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

The Series comprising the Trust have varying fiscal year ends (June 30 and October 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/14	6/30/15		10/31/15	6/30/16
Audit Fees	$22,820	$78,470		$26,320	$78,070
Audit-Related Fees(1)	$0	$0		$0	$0
Tax Fees(2)	$13,780	$18,339		$13,678	$26,814
All Other Fees(3)	$0	$0		$0	$0

Total	$36,600	$96,809	(4)	$39,998	$104,884

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval

Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series respective principal accountant for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/14	6/30/15	10/31/15	6/30/16
Registrant(1)	$13,780	$18,339	$13,678	$26,814
Eaton Vance(2)	$99,750	$76,000	$46,000	$56,434

(1)	Includes all of the Series in the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	August 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 18, 2016

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	August 18, 2016